Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (56.2%)
U.S. Government Securities (55.6%)
United States Treasury Note/Bond	2.000%	2/15/25	303,616	326,672
United States Treasury Note/Bond	2.875%	4/30/25	199,886	224,404
United States Treasury Note/Bond	2.125%	5/15/25	514,545	558,122
United States Treasury Note/Bond	2.875%	5/31/25	359,635	404,251
United States Treasury Note/Bond	2.750%	6/30/25	112,750	126,227
United States Treasury Note/Bond	2.875%	7/31/25	127,915	144,264
United States Treasury Note/Bond	2.000%	8/15/25	339,767	367,373
United States Treasury Note/Bond	6.875%	8/15/25	47,479	63,073
United States Treasury Note/Bond	2.750%	8/31/25	204,830	229,922
United States Treasury Note/Bond	3.000%	9/30/25	168,116	191,180
United States Treasury Note/Bond	3.000%	10/31/25	126,522	144,077
United States Treasury Note/Bond	2.250%	11/15/25	270,522	296,855
United States Treasury Note/Bond	2.875%	11/30/25	201,505	228,456
United States Treasury Note/Bond	2.625%	12/31/25	239,685	268,821
United States Treasury Note/Bond	2.625%	1/31/26	201,235	225,949
United States Treasury Note/Bond	1.625%	2/15/26	768,664	818,151
United States Treasury Note/Bond	6.000%	2/15/26	12,240	16,008
United States Treasury Note/Bond	2.500%	2/28/26	366,000	408,661
United States Treasury Note/Bond	2.250%	3/31/26	219,650	242,199
United States Treasury Note/Bond	2.375%	4/30/26	251,875	279,974
United States Treasury Note/Bond	1.625%	5/15/26	652,268	695,279
United States Treasury Note/Bond	2.125%	5/31/26	332,456	364,767
United States Treasury Note/Bond	1.875%	6/30/26	177,205	191,853
United States Treasury Note/Bond	1.875%	7/31/26	187,095	202,706
United States Treasury Note/Bond	1.500%	8/15/26	771,261	817,174
United States Treasury Note/Bond	1.375%	8/31/26	432,825	455,618
United States Treasury Note/Bond	1.625%	9/30/26	195,330	208,882
United States Treasury Note/Bond	1.625%	10/31/26	175,245	187,458
United States Treasury Note/Bond	2.000%	11/15/26	310,512	339,818
United States Treasury Note/Bond	6.500%	11/15/26	23,500	32,382
United States Treasury Note/Bond	1.625%	11/30/26	448,479	480,151
United States Treasury Note/Bond	1.750%	12/31/26	111,750	120,690
United States Treasury Note/Bond	1.500%	1/31/27	134,445	143,079
United States Treasury Note/Bond	2.250%	2/15/27	564,025	628,538
United States Treasury Note/Bond	1.125%	2/28/27	120,655	125,424
United States Treasury Note/Bond	0.625%	3/31/27	206,725	207,887
United States Treasury Note/Bond	2.375%	5/15/27	569,177	640,859
United States Treasury Note/Bond	2.250%	8/15/27	575,586	645,283
United States Treasury Note/Bond	2.250%	11/15/27	550,965	618,800
United States Treasury Note/Bond	2.750%	2/15/28	539,955	628,540
United States Treasury Note/Bond	2.875%	5/15/28	553,253	651,887
United States Treasury Note/Bond	2.875%	8/15/28	588,945	695,597
United States Treasury Note/Bond	5.500%	8/15/28	9,960	13,801
United States Treasury Note/Bond	3.125%	11/15/28	757,703	914,335
United States Treasury Note/Bond	5.250%	11/15/28	10,000	13,756

United States Treasury Note/Bond	2.625%	2/15/29	636,111	742,857
United States Treasury Note/Bond	5.250%	2/15/29	15,235	21,079
United States Treasury Note/Bond	2.375%	5/15/29	460,041	528,905
United States Treasury Note/Bond	1.625%	8/15/29	589,130	639,571
United States Treasury Note/Bond	6.125%	8/15/29	10,000	14,856
United States Treasury Note/Bond	1.750%	11/15/29	561,539	617,165
United States Treasury Note/Bond	1.500%	2/15/30	685,881	739,359
				18,892,995
Agency Bonds and Notes (0.6%)
1 AID-Jordan	3.000%	6/30/25	4,675	5,106
Federal Home Loan Banks	3.250%	11/16/28	25,505	29,955
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,430	12,485
2 Federal National Mortgage Assn.	2.125%	4/24/26	33,500	35,992
2 Federal National Mortgage Assn.	1.875%	9/24/26	21,495	22,807
2 Federal National Mortgage Assn.	6.250%	5/15/29	15,504	22,164
2 Federal National Mortgage Assn.	7.125%	1/15/30	17,775	27,427
Private Export Funding Corp.	3.250%	6/15/25	1,675	1,875
Tennessee Valley Authority	6.750%	11/1/25	6,830	9,061
Tennessee Valley Authority	2.875%	2/1/27	12,000	13,395
				180,267
Total U.S. Government and Agency Obligations (Cost $17,338,139)				19,073,262
Corporate Bonds (38.3%)
Finance (14.2%)
Banking (9.8%)
American Express Co.	4.200%	11/6/25	3,750	4,094
American Express Co.	3.125%	5/20/26	5,421	5,507
American Express Credit Corp.	3.300%	5/3/27	20,537	21,683
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	5,200	5,574
Banco Santander SA	5.179%	11/19/25	7,042	7,169
Banco Santander SA	4.250%	4/11/27	13,554	13,567
Banco Santander SA	3.800%	2/23/28	5,200	5,035
Banco Santander SA	4.379%	4/12/28	10,350	10,597
Banco Santander SA	3.306%	6/27/29	6,466	6,263
Bank of America Corp.	3.950%	4/21/25	18,778	19,673
3 Bank of America Corp.	3.093%	10/1/25	14,825	15,122
Bank of America Corp.	4.450%	3/3/26	22,684	24,905
Bank of America Corp.	3.500%	4/19/26	25,146	26,778
Bank of America Corp.	4.250%	10/22/26	20,083	21,934
3 Bank of America Corp.	3.559%	4/23/27	6,225	6,514
Bank of America Corp.	3.248%	10/21/27	22,455	23,431
Bank of America Corp.	4.183%	11/25/27	19,819	20,986
3 Bank of America Corp.	3.824%	1/20/28	26,375	27,744
3 Bank of America Corp.	3.705%	4/24/28	13,891	14,512
3 Bank of America Corp.	3.593%	7/21/28	24,242	25,153
3 Bank of America Corp.	3.419%	12/20/28	69,016	71,279
3 Bank of America Corp.	3.970%	3/5/29	18,375	19,845
3 Bank of America Corp.	4.271%	7/23/29	46,100	49,777
3 Bank of America Corp.	3.974%	2/7/30	13,700	14,804
3 Bank of America Corp.	2.884%	10/22/30	8,000	7,993
3 Bank of America Corp.	2.496%	2/13/31	27,870	27,110
3 Bank of Montreal	3.803%	12/15/32	10,400	10,049
Bank of New York Mellon Corp.	2.800%	5/4/26	6,673	6,867
Bank of New York Mellon Corp.	2.450%	8/17/26	9,730	9,793
Bank of New York Mellon Corp.	3.250%	5/16/27	10,659	11,171
Bank of New York Mellon Corp.	3.400%	1/29/28	10,250	10,952
3 Bank of New York Mellon Corp.	3.442%	2/7/28	7,200	7,661

Bank of New York Mellon Corp.	3.300%	8/23/29	10,150	10,440
Bank of Nova Scotia	2.200%	2/3/25	14,873	14,782
Bank of Nova Scotia	4.500%	12/16/25	7,887	8,290
Bank of Nova Scotia	2.700%	8/3/26	7,680	7,753
Bank One Corp.	7.750%	7/15/25	1,750	2,094
Bank One Corp.	8.000%	4/29/27	6,910	9,125
BankUnited Inc.	4.875%	11/17/25	3,000	3,098
Barclays plc	3.650%	3/16/25	187	184
Barclays plc	4.375%	1/12/26	23,914	24,445
Barclays plc	5.200%	5/12/26	19,015	19,731
Barclays plc	4.337%	1/10/28	9,000	9,188
Barclays plc	4.836%	5/9/28	15,575	15,895
3 Barclays plc	4.972%	5/16/29	12,553	13,536
3 Barclays plc	5.088%	6/20/30	13,025	11,697
BBVA USA	3.875%	4/10/25	3,650	3,520
BPCE SA	3.375%	12/2/26	3,450	3,498
Capital One Financial Corp.	4.250%	4/30/25	6,315	6,495
Capital One Financial Corp.	4.200%	10/29/25	14,047	13,887
Capital One Financial Corp.	3.750%	7/28/26	14,277	13,403
Capital One Financial Corp.	3.750%	3/9/27	10,094	9,765
Capital One Financial Corp.	3.800%	1/31/28	10,928	10,793
Citigroup Inc.	3.300%	4/27/25	5,696	5,895
Citigroup Inc.	4.400%	6/10/25	8,806	9,355
Citigroup Inc.	5.500%	9/13/25	6,920	7,724
Citigroup Inc.	3.700%	1/12/26	21,298	22,629
Citigroup Inc.	4.600%	3/9/26	15,010	16,177
Citigroup Inc.	3.400%	5/1/26	6,372	6,740
Citigroup Inc.	3.200%	10/21/26	34,259	35,500
Citigroup Inc.	4.300%	11/20/26	9,650	10,038
Citigroup Inc.	4.450%	9/29/27	40,251	42,219
3 Citigroup Inc.	3.887%	1/10/28	29,679	31,243
Citigroup Inc.	6.625%	1/15/28	875	985
3 Citigroup Inc.	3.668%	7/24/28	33,617	34,850
Citigroup Inc.	4.125%	7/25/28	4,000	4,155
3 Citigroup Inc.	3.520%	10/27/28	23,356	23,768
3 Citigroup Inc.	4.075%	4/23/29	5,390	5,804
3 Citigroup Inc.	3.980%	3/20/30	25,350	27,128
3 Citigroup Inc.	2.976%	11/5/30	12,950	12,838
3 Citigroup Inc.	2.666%	1/29/31	15,000	14,535
Citizens Bank NA	3.750%	2/18/26	6,133	6,263
Citizens Financial Group Inc.	4.300%	12/3/25	6,469	6,556
Citizens Financial Group Inc.	2.850%	7/27/26	3,855	3,764
Citizens Financial Group Inc.	2.500%	2/6/30	1,378	1,272
Comerica Bank	4.000%	7/27/25	1,925	1,934
Cooperatieve Rabobank UA	3.375%	5/21/25	8,020	8,346
Cooperatieve Rabobank UA	4.375%	8/4/25	13,160	13,167
Cooperatieve Rabobank UA	3.750%	7/21/26	7,715	7,354
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	10,595	11,178
Deutsche Bank AG	4.100%	1/13/26	3,679	3,335
Discover Bank	4.250%	3/13/26	2,390	2,322
Discover Bank	3.450%	7/27/26	6,414	6,202
Discover Bank	4.650%	9/13/28	6,928	7,023
Discover Bank	2.700%	2/6/30	4,100	3,629
Discover Financial Services	3.950%	11/6/24	3	3
Discover Financial Services	3.750%	3/4/25	9	9
Discover Financial Services	4.500%	1/30/26	7,854	8,009
Discover Financial Services	4.100%	2/9/27	9,333	8,981

Fifth Third Bancorp	3.950%	3/14/28	5,972	6,269
Fifth Third Bank	3.950%	7/28/25	5,125	5,567
Fifth Third Bank	3.850%	3/15/26	7,190	7,342
Fifth Third Bank	2.250%	2/1/27	4,100	3,892
FirstMerit Bank NA	4.270%	11/25/26	1,225	1,265
Goldman Sachs Group Inc.	3.500%	1/23/25	20	21
Goldman Sachs Group Inc.	3.750%	5/22/25	9,510	9,854
Goldman Sachs Group Inc.	4.250%	10/21/25	9,905	10,413
Goldman Sachs Group Inc.	3.750%	2/25/26	20,803	21,663
Goldman Sachs Group Inc.	3.500%	11/16/26	19,833	20,279
Goldman Sachs Group Inc.	5.950%	1/15/27	6,100	6,783
Goldman Sachs Group Inc.	3.850%	1/26/27	29,230	29,671
3 Goldman Sachs Group Inc.	3.691%	6/5/28	25,700	26,364
3 Goldman Sachs Group Inc.	3.814%	4/23/29	28,185	29,164
3 Goldman Sachs Group Inc.	4.223%	5/1/29	13,267	14,046
Goldman Sachs Group Inc.	2.600%	2/7/30	17,250	16,254
Goldman Sachs Group Inc.	3.800%	3/15/30	12,500	13,032
HSBC Holdings plc	4.250%	8/18/25	13,167	13,623
HSBC Holdings plc	4.300%	3/8/26	20,357	21,732
HSBC Holdings plc	3.900%	5/25/26	18,561	18,946
3 HSBC Holdings plc	4.292%	9/12/26	21,850	22,848
HSBC Holdings plc	4.375%	11/23/26	18,175	18,597
3 HSBC Holdings plc	4.041%	3/13/28	16,735	17,016
3 HSBC Holdings plc	4.583%	6/19/29	19,925	20,902
3 HSBC Holdings plc	3.973%	5/22/30	30,567	31,306
Huntington Bancshares Inc.	4.000%	5/15/25	2,500	2,618
Huntington Bancshares Inc.	2.550%	2/4/30	4,850	4,416
ING Groep NV	3.950%	3/29/27	9,370	9,529
ING Groep NV	4.550%	10/2/28	9,865	10,490
ING Groep NV	4.050%	4/9/29	5,600	5,762
JPMorgan Chase & Co.	3.125%	1/23/25	46	48
JPMorgan Chase & Co.	3.900%	7/15/25	10,042	10,678
JPMorgan Chase & Co.	3.300%	4/1/26	31,664	33,214
JPMorgan Chase & Co.	3.200%	6/15/26	20,795	21,607
JPMorgan Chase & Co.	2.950%	10/1/26	29,207	30,185
JPMorgan Chase & Co.	4.125%	12/15/26	25,236	27,349
3 JPMorgan Chase & Co.	3.960%	1/29/27	8,673	9,366
JPMorgan Chase & Co.	4.250%	10/1/27	8,202	8,922
3 JPMorgan Chase & Co.	3.782%	2/1/28	19,528	20,820
3 JPMorgan Chase & Co.	3.540%	5/1/28	13,002	13,701
3 JPMorgan Chase & Co.	3.509%	1/23/29	15,680	16,256
3 JPMorgan Chase & Co.	4.005%	4/23/29	30,350	32,712
3 JPMorgan Chase & Co.	4.203%	7/23/29	24,750	26,799
3 JPMorgan Chase & Co.	4.452%	12/5/29	23,815	26,712
3 JPMorgan Chase & Co.	3.702%	5/6/30	18,656	20,042
3 JPMorgan Chase & Co.	2.739%	10/15/30	20,971	20,997
KeyBank NA	3.300%	6/1/25	3,500	3,644
KeyBank NA	3.400%	5/20/26	7,450	7,421
KeyCorp	4.150%	10/29/25	4,950	5,190
KeyCorp	2.250%	4/6/27	5,945	5,531
KeyCorp	4.100%	4/30/28	5,300	5,482
KeyCorp	2.550%	10/1/29	8,010	7,222
Lloyds Banking Group plc	4.500%	11/4/24	1	1
Lloyds Banking Group plc	4.450%	5/8/25	5,500	5,894
Lloyds Banking Group plc	4.582%	12/10/25	24,339	24,832
3 Lloyds Banking Group plc	2.438%	2/5/26	6,275	5,899
Lloyds Banking Group plc	4.650%	3/24/26	3,890	3,962

Lloyds Banking Group plc	3.750%	1/11/27	7,485	7,604
Lloyds Banking Group plc	4.375%	3/22/28	21,575	22,957
Lloyds Banking Group plc	4.550%	8/16/28	6,000	6,365
3 Lloyds Banking Group plc	3.574%	11/7/28	14,320	14,218
Manufacturers & Traders Trust Co.	3.400%	8/17/27	4,200	4,183
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,837	1,960
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,440	9,451
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,919	9,172
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	16,700	16,774
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	11,000	11,686
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,300	5,585
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	11,988	12,663
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	21,000	21,244
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	4,750	4,549
3 Mizuho Financial Group Inc.	2.226%	5/25/26	6,327	6,189
Mizuho Financial Group Inc.	2.839%	9/13/26	6,000	6,011
Mizuho Financial Group Inc.	3.663%	2/28/27	2,750	2,790
Mizuho Financial Group Inc.	3.170%	9/11/27	11,500	11,720
Mizuho Financial Group Inc.	4.018%	3/5/28	7,400	7,955
3 Mizuho Financial Group Inc.	4.254%	9/11/29	4,166	4,786
3 Mizuho Financial Group Inc.	3.153%	7/16/30	11,700	11,381
3 Mizuho Financial Group Inc.	2.869%	9/13/30	4,860	4,752
Morgan Stanley	4.000%	7/23/25	16,806	17,982
Morgan Stanley	5.000%	11/24/25	11,017	12,010
Morgan Stanley	3.875%	1/27/26	17,931	19,185
Morgan Stanley	3.125%	7/27/26	29,541	30,534
Morgan Stanley	6.250%	8/9/26	3,293	3,940
Morgan Stanley	4.350%	9/8/26	23,373	25,043
Morgan Stanley	3.625%	1/20/27	31,015	32,753
Morgan Stanley	3.950%	4/23/27	12,660	13,153
3 Morgan Stanley	3.591%	7/22/28	30,439	31,889
3 Morgan Stanley	3.772%	1/24/29	23,900	25,194
3 Morgan Stanley	4.431%	1/23/30	25,300	28,126
3 Morgan Stanley	2.699%	1/22/31	31,000	30,342
3 Morgan Stanley	3.622%	4/1/31	5,000	5,201
National Australia Bank Ltd.	3.375%	1/14/26	3,150	3,329
National Australia Bank Ltd.	2.500%	7/12/26	11,730	11,755
Northern Trust Corp.	3.950%	10/30/25	5,218	5,399
Northern Trust Corp.	3.650%	8/3/28	2,000	2,366
Northern Trust Corp.	3.150%	5/3/29	5,100	5,290
3 Northern Trust Corp.	3.375%	5/8/32	4,050	4,436
PNC Bank NA	2.950%	2/23/25	3	3
PNC Bank NA	3.250%	6/1/25	9,340	9,726
PNC Bank NA	4.200%	11/1/25	3,700	4,286
PNC Bank NA	3.100%	10/25/27	8,850	9,115
PNC Bank NA	3.250%	1/22/28	3,775	3,898
PNC Bank NA	4.050%	7/26/28	12,250	13,604
PNC Bank NA	2.700%	10/22/29	10,100	10,137
PNC Financial Services Group Inc.	2.600%	7/23/26	1,000	1,013
PNC Financial Services Group Inc.	3.150%	5/19/27	6,114	6,380
PNC Financial Services Group Inc.	3.450%	4/23/29	12,900	13,159
PNC Financial Services Group Inc.	2.550%	1/22/30	18,900	18,309
Royal Bank of Canada	4.650%	1/27/26	18,251	18,358
Royal Bank of Scotland Group plc	4.800%	4/5/26	10,234	10,763
3 Royal Bank of Scotland Group plc	4.892%	5/18/29	14,300	15,125
3 Royal Bank of Scotland Group plc	5.076%	1/27/30	14,325	15,507
3 Royal Bank of Scotland Group plc	4.445%	5/8/30	9,990	10,464

Santander Holdings USA Inc.	4.500%	7/17/25	11,380	10,669
Santander Holdings USA Inc.	3.244%	10/5/26	6,200	4,960
Santander Holdings USA Inc.	4.400%	7/13/27	8,962	8,794
3 Santander UK Group Holdings plc	3.823%	11/3/28	6,400	6,722
State Street Corp.	3.550%	8/18/25	11,463	12,050
State Street Corp.	2.650%	5/19/26	7,500	7,471
3 State Street Corp.	4.141%	12/3/29	3,600	3,936
State Street Corp.	2.400%	1/24/30	9,750	9,558
3 State Street Corp.	3.031%	11/1/34	3,000	2,726
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,400	1,514
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	9,830	10,490
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	16,923	16,930
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	12,111	11,960
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,025	18,579
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,296	11,804
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	6,375	6,428
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,105	7,487
Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	1,705	1,805
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	20,525	20,518
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	8,800	7,876
Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	8,750	8,396
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	9,235	9,163
SVB Financial Group	3.500%	1/29/25	8	8
Synchrony Financial	4.500%	7/23/25	8,578	8,395
Synchrony Financial	3.700%	8/4/26	6,044	5,657
Synchrony Financial	3.950%	12/1/27	5,047	4,690
Synchrony Financial	5.150%	3/19/29	5,000	4,944
3 Toronto-Dominion Bank	3.625%	9/15/31	12,100	12,024
Truist Bank	3.625%	9/16/25	21,268	21,125
Truist Bank	4.050%	11/3/25	4,175	4,460
Truist Bank	3.300%	5/15/26	200	206
Truist Bank	2.250%	3/11/30	17,000	15,573
Truist Financial Corp.	4.000%	5/1/25	6,120	6,580
Truist Financial Corp.	3.700%	6/5/25	6,100	6,366
Truist Financial Corp.	3.875%	3/19/29	3,100	3,146
US Bancorp	3.950%	11/17/25	11,958	12,864
US Bancorp	3.100%	4/27/26	11,520	11,722
US Bancorp	2.375%	7/22/26	10,149	9,910
US Bancorp	3.150%	4/27/27	12,075	12,488
US Bancorp	3.900%	4/26/28	3,720	4,103
US Bancorp	3.000%	7/30/29	3,150	3,316
Webster Financial Corp.	4.100%	3/25/29	2,500	2,876
Wells Fargo & Co.	3.550%	9/29/25	20,649	21,782
Wells Fargo & Co.	3.000%	4/22/26	36,999	38,068
Wells Fargo & Co.	4.100%	6/3/26	24,288	25,443
Wells Fargo & Co.	3.000%	10/23/26	25,542	26,114
3 Wells Fargo & Co.	3.196%	6/17/27	13,315	13,714
Wells Fargo & Co.	4.300%	7/22/27	20,649	21,640
3 Wells Fargo & Co.	3.584%	5/22/28	23,006	24,095
Wells Fargo & Co.	4.150%	1/24/29	19,680	21,451
3 Wells Fargo & Co.	2.879%	10/30/30	34,210	33,911
3 Wells Fargo & Co.	2.572%	2/11/31	26,000	24,989
Westpac Banking Corp.	2.850%	5/13/26	11,722	12,104
Westpac Banking Corp.	2.700%	8/19/26	11,690	12,052
Westpac Banking Corp.	3.350%	3/8/27	8,690	8,815
Westpac Banking Corp.	2.650%	1/16/30	5,500	5,457
3 Westpac Banking Corp.	2.894%	2/4/30	8,300	7,937

3 Westpac Banking Corp.	4.322%	11/23/31	16,500	16,087
Westpac Banking Corp.	4.110%	7/24/34	11,000	10,615
Zions Bancorp NA	3.250%	10/29/29	3,630	3,085

Brokerage (0.6%)
Affiliated Managers Group Inc.	3.500%	8/1/25	3,175	3,358
Ameriprise Financial Inc.	3.000%	4/2/25	2,600	2,589
Ameriprise Financial Inc.	2.875%	9/15/26	4,675	4,666
BlackRock Inc.	3.200%	3/15/27	2,292	2,390
BlackRock Inc.	3.250%	4/30/29	8,950	9,392
Brookfield Finance Inc.	4.250%	6/2/26	2,700	2,785
Brookfield Finance Inc.	3.900%	1/25/28	5,800	5,988
Brookfield Finance Inc.	4.850%	3/29/29	8,300	8,303
Cboe Global Markets Inc.	3.650%	1/12/27	6,023	6,148
Charles Schwab Corp.	3.850%	5/21/25	4,635	5,005
Charles Schwab Corp.	3.450%	2/13/26	4,755	5,014
Charles Schwab Corp.	3.200%	3/2/27	5,650	5,960
Charles Schwab Corp.	3.200%	1/25/28	5,843	6,097
Charles Schwab Corp.	4.000%	2/1/29	7,014	7,408
Charles Schwab Corp.	3.250%	5/22/29	6,825	6,990
CME Group Inc.	3.750%	6/15/28	4,275	4,776
E*TRADE Financial Corp.	3.800%	8/24/27	5,625	5,577
E*TRADE Financial Corp.	4.500%	6/20/28	2,050	2,108
Eaton Vance Corp.	3.500%	4/6/27	3,620	3,687
Intercontinental Exchange Inc.	3.750%	12/1/25	6,776	7,158
Intercontinental Exchange Inc.	3.100%	9/15/27	4,158	4,223
Intercontinental Exchange Inc.	3.750%	9/21/28	1,825	1,942
Invesco Finance plc	3.750%	1/15/26	6,450	6,715
Janus Capital Group Inc.	4.875%	8/1/25	2,660	2,723
Jefferies Group LLC	4.850%	1/15/27	4,019	3,979
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	8,410	7,337
Lazard Group LLC	3.625%	3/1/27	2,095	2,020
Lazard Group LLC	4.500%	9/19/28	4,047	4,100
Lazard Group LLC	4.375%	3/11/29	3,951	3,991
Legg Mason Inc.	4.750%	3/15/26	5,145	5,221
Nasdaq Inc.	3.850%	6/30/26	4,292	4,459
Nomura Holdings Inc.	3.103%	1/16/30	11,950	11,263
Raymond James Financial Inc.	3.625%	9/15/26	4,226	4,209
Raymond James Financial Inc.	4.650%	4/1/30	3,890	4,065
TD Ameritrade Holding Corp.	3.625%	4/1/25	3,050	3,167
TD Ameritrade Holding Corp.	3.300%	4/1/27	8,167	8,268
TD Ameritrade Holding Corp.	2.750%	10/1/29	4,475	4,385

Finance Companies (0.2%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	3,425	2,973
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	4/3/26	4,100	3,215
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	8,392	6,504
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	6,235	4,865
Air Lease Corp.	3.250%	3/1/25	1,919	1,508
Air Lease Corp.	3.625%	4/1/27	5,325	4,260
Air Lease Corp.	3.625%	12/1/27	5,700	4,681
Air Lease Corp.	4.625%	10/1/28	2,125	1,825

Air Lease Corp.	3.250%	10/1/29	5,950	4,463
Air Lease Corp.	3.000%	2/1/30	3,108	2,393
Aircastle Ltd.	4.250%	6/15/26	5,500	4,716
Ares Capital Corp.	3.250%	7/15/25	4,630	4,003
GATX Corp.	3.250%	9/15/26	2,050	2,092
GATX Corp.	3.850%	3/30/27	4,000	4,143
GATX Corp.	3.500%	3/15/28	7,477	7,628
GATX Corp.	4.700%	4/1/29	500	541
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	16,186	16,166
Owl Rock Capital Corp.	3.750%	7/22/25	4,350	3,726

Insurance (1.6%)
3 Aegon NV	5.500%	4/11/48	8,045	8,015
Aflac Inc.	2.875%	10/15/26	1,975	1,946
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,848	5,020
Allstate Corp.	3.280%	12/15/26	4,605	4,774
American Financial Group Inc.	3.500%	8/15/26	4,200	4,747
American Financial Group Inc.	5.250%	4/2/30	1,550	1,508
American International Group Inc.	3.750%	7/10/25	8,469	8,612
American International Group Inc.	3.900%	4/1/26	9,409	9,617
American International Group Inc.	4.200%	4/1/28	9,195	9,414
American International Group Inc.	4.250%	3/15/29	5,085	5,311
3 American International Group Inc.	5.750%	4/1/48	5,265	4,528
Anthem Inc.	3.650%	12/1/27	13,875	14,282
Anthem Inc.	4.101%	3/1/28	7,383	7,947
Anthem Inc.	2.875%	9/15/29	11,250	10,956
Aon Corp.	3.750%	5/2/29	7,205	7,606
Aon plc	3.875%	12/15/25	11,165	11,949
Arch Capital Finance LLC	4.011%	12/15/26	4,640	5,387
Assurant Inc.	4.900%	3/27/28	3,500	3,849
Athene Holding Ltd.	4.125%	1/12/28	8,575	7,840
AXIS Specialty Finance LLC	3.900%	7/15/29	3,350	3,422
3 AXIS Specialty Finance LLC	4.900%	1/15/40	3,000	2,535
AXIS Specialty Finance plc	4.000%	12/6/27	3,075	3,352
Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,000	5,794
Berkshire Hathaway Inc.	3.125%	3/15/26	24,667	26,347
Brighthouse Financial Inc.	3.700%	6/22/27	4,945	4,256
Brown & Brown Inc.	4.500%	3/15/29	2,800	3,069
Chubb INA Holdings Inc.	3.350%	5/3/26	12,821	13,569
Cincinnati Financial Corp.	6.920%	5/15/28	3,200	4,120
CNA Financial Corp.	4.500%	3/1/26	3,330	3,392
CNA Financial Corp.	3.450%	8/15/27	3,653	3,377
CNA Financial Corp.	3.900%	5/1/29	4,920	4,885
CNO Financial Group Inc.	5.250%	5/30/29	4,050	3,928
Enstar Group Ltd.	4.950%	6/1/29	12,756	12,064
Equitable Holdings Inc.	7.000%	4/1/28	2,250	2,919
Equitable Holdings Inc.	4.350%	4/20/28	11,450	10,951
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,500	5,895
Fidelity National Financial Inc.	4.500%	8/15/28	5,000	5,513
First American Financial Corp.	4.600%	11/15/24	1	1
Globe Life Inc.	4.550%	9/15/28	4,225	4,265
Hanover Insurance Group Inc.	4.500%	4/15/26	3,700	3,804
Hartford Financial Services Group Inc.	2.800%	8/19/29	4,100	4,054
Humana Inc.	3.950%	3/15/27	7,446	7,580
Humana Inc.	3.125%	8/15/29	5,751	5,426
Lincoln National Corp.	3.625%	12/12/26	5,308	5,361

Lincoln National Corp.	3.800%	3/1/28	2,125	2,042
Lincoln National Corp.	3.050%	1/15/30	4,273	3,967
Manulife Financial Corp.	4.150%	3/4/26	9,867	10,016
3 Manulife Financial Corp.	4.061%	2/24/32	6,335	6,346
Markel Corp.	3.500%	11/1/27	2,500	2,506
Markel Corp.	3.350%	9/17/29	2,500	2,458
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,079
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,010	2,019
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,952	5,226
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	9,750	10,725
Mercury General Corp.	4.400%	3/15/27	3,465	3,836
MetLife Inc.	3.000%	3/1/25	3,471	3,498
MetLife Inc.	3.600%	11/13/25	4,115	4,268
MetLife Inc.	4.550%	3/23/30	7,500	8,433
Old Republic International Corp.	3.875%	8/26/26	4,625	4,728
PartnerRe Finance B LLC	3.700%	7/2/29	5,000	5,206
Principal Financial Group Inc.	3.400%	5/15/25	5,266	5,209
Principal Financial Group Inc.	3.100%	11/15/26	1,935	1,867
Principal Financial Group Inc.	3.700%	5/15/29	5,096	5,261
Progressive Corp.	2.450%	1/15/27	5,590	5,787
Prudential Financial Inc.	3.878%	3/27/28	2,500	2,595
Prudential Financial Inc.	2.100%	3/10/30	2,500	2,313
3 Prudential Financial Inc.	5.200%	3/15/44	5,525	4,883
3 Prudential Financial Inc.	5.375%	5/15/45	6,650	5,852
3 Prudential Financial Inc.	4.500%	9/15/47	7,125	5,736
3 Prudential Financial Inc.	5.700%	9/15/48	7,460	6,565
Reinsurance Group of America Inc.	3.950%	9/15/26	2,200	2,295
Reinsurance Group of America Inc.	3.900%	5/15/29	5,234	5,435
RenaissanceRe Finance Inc.	3.700%	4/1/25	3,000	3,217
RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,902
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,250	1,359
Trinity Acquisition plc	4.400%	3/15/26	5,430	5,654
UnitedHealth Group Inc.	3.750%	7/15/25	11,456	12,353
UnitedHealth Group Inc.	3.700%	12/15/25	2,965	3,210
UnitedHealth Group Inc.	3.100%	3/15/26	11,417	11,965
UnitedHealth Group Inc.	3.450%	1/15/27	3,379	3,597
UnitedHealth Group Inc.	3.375%	4/15/27	7,115	7,538
UnitedHealth Group Inc.	2.950%	10/15/27	8,815	9,117
UnitedHealth Group Inc.	3.850%	6/15/28	8,967	9,943
UnitedHealth Group Inc.	3.875%	12/15/28	8,660	9,618
UnitedHealth Group Inc.	2.875%	8/15/29	7,940	8,222
Unum Group	4.000%	6/15/29	4,000	3,753
Voya Financial Inc.	3.650%	6/15/26	3,639	3,656
3 Voya Financial Inc.	4.700%	1/23/48	2,000	1,640
Willis North America Inc.	4.500%	9/15/28	6,718	7,411
Willis North America Inc.	2.950%	9/15/29	10,060	9,952
XLIT Ltd.	4.450%	3/31/25	4,171	4,215

Other Finance (0.0%)
ORIX Corp.	3.700%	7/18/27	4,000	4,139

Real Estate Investment Trusts (2.0%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	6,300	6,219
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,600	2,671
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	5,229	5,248
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,925	5,010
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,216	1,239

Alexandria Real Estate Equities Inc.	2.750%	12/15/29	2,043	1,868
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	5,905	6,049
American Campus Communities Operating
Partnership LP	2.850%	2/1/30	3,981	3,725
American Homes 4 Rent LP	4.250%	2/15/28	2,375	2,277
American Homes 4 Rent LP	4.900%	2/15/29	5,875	5,730
AvalonBay Communities Inc.	3.450%	6/1/25	3,367	3,404
AvalonBay Communities Inc.	3.500%	11/15/25	3,700	3,649
AvalonBay Communities Inc.	2.950%	5/11/26	6,663	6,544
AvalonBay Communities Inc.	3.350%	5/15/27	3,635	3,621
AvalonBay Communities Inc.	3.300%	6/1/29	2,000	2,007
AvalonBay Communities Inc.	2.300%	3/1/30	6,750	6,436
Boston Properties LP	3.650%	2/1/26	8,526	8,805
Boston Properties LP	2.750%	10/1/26	9,154	8,760
Boston Properties LP	4.500%	12/1/28	8,000	8,575
Boston Properties LP	3.400%	6/21/29	2,900	2,788
Boston Properties LP	2.900%	3/15/30	1,180	1,084
Brandywine Operating Partnership LP	3.950%	11/15/27	6,650	6,692
Brixmor Operating Partnership LP	4.125%	6/15/26	6,450	6,682
Brixmor Operating Partnership LP	3.900%	3/15/27	3,575	3,557
Brixmor Operating Partnership LP	4.125%	5/15/29	8,450	8,529
Camden Property Trust	4.100%	10/15/28	2,000	2,087
Camden Property Trust	3.150%	7/1/29	10,840	10,668
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	3,700	3,950
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	4,075	4,066
CubeSmart LP	3.125%	9/1/26	4,600	4,524
CubeSmart LP	4.375%	2/15/29	1,378	1,429
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	4,835	4,309
Digital Realty Trust LP	4.750%	10/1/25	5,050	5,443
Digital Realty Trust LP	3.700%	8/15/27	8,437	8,148
Digital Realty Trust LP	4.450%	7/15/28	4,885	5,037
Digital Realty Trust LP	3.600%	7/1/29	5,300	5,173
Duke Realty LP	3.250%	6/30/26	1,750	1,743
Duke Realty LP	3.375%	12/15/27	6,405	6,478
Duke Realty LP	4.000%	9/15/28	1,725	1,794
Duke Realty LP	2.875%	11/15/29	3,000	2,867
EPR Properties	4.500%	4/1/25	2,486	2,225
EPR Properties	4.750%	12/15/26	3,800	3,563
EPR Properties	4.500%	6/1/27	3,900	3,520
EPR Properties	4.950%	4/15/28	3,635	3,331
EPR Properties	3.750%	8/15/29	4,000	3,269
ERP Operating LP	3.375%	6/1/25	2,300	2,348
ERP Operating LP	2.850%	11/1/26	4,125	4,116
ERP Operating LP	3.250%	8/1/27	2,150	2,133
ERP Operating LP	3.500%	3/1/28	6,322	6,421
ERP Operating LP	4.150%	12/1/28	1,475	1,557
ERP Operating LP	3.000%	7/1/29	7,630	7,472
Essex Portfolio LP	3.500%	4/1/25	6,900	7,406
Essex Portfolio LP	3.375%	4/15/26	4,250	4,327
Essex Portfolio LP	4.000%	3/1/29	4,520	4,630
Essex Portfolio LP	3.000%	1/15/30	688	714
Federal Realty Investment Trust	3.250%	7/15/27	2,735	2,721
Federal Realty Investment Trust	3.200%	6/15/29	4,750	4,697
Healthcare Realty Trust Inc.	3.625%	1/15/28	5,206	5,005

Healthcare Realty Trust Inc.	2.400%	3/15/30	5,000	4,189
Healthcare Trust of America Holdings LP	3.500%	8/1/26	4,900	4,667
Healthcare Trust of America Holdings LP	3.750%	7/1/27	3,500	3,321
Healthpeak Properties Inc.	4.000%	6/1/25	3,603	3,513
Healthpeak Properties Inc.	3.250%	7/15/26	6,800	6,786
Healthpeak Properties Inc.	3.500%	7/15/29	6,200	6,058
Healthpeak Properties Inc.	3.000%	1/15/30	3,670	3,543
Highwoods Realty LP	3.875%	3/1/27	2,625	2,638
Highwoods Realty LP	4.125%	3/15/28	3,700	3,733
Highwoods Realty LP	4.200%	4/15/29	1,650	1,662
Host Hotels & Resorts LP	4.000%	6/15/25	5,160	4,786
Host Hotels & Resorts LP	3.375%	12/15/29	6,500	5,168
Hudson Pacific Properties LP	3.950%	11/1/27	1,800	1,807
Hudson Pacific Properties LP	3.250%	1/15/30	1,184	1,105
Kilroy Realty LP	4.375%	10/1/25	3,614	3,959
Kilroy Realty LP	4.750%	12/15/28	1,525	1,608
Kilroy Realty LP	4.250%	8/15/29	5,104	5,115
Kilroy Realty LP	3.050%	2/15/30	8,349	7,651
Kimco Realty Corp.	2.800%	10/1/26	4,050	4,006
Kimco Realty Corp.	3.800%	4/1/27	1,000	961
Kite Realty Group LP	4.000%	10/1/26	2,750	2,569
Life Storage LP	3.500%	7/1/26	5,075	4,888
Life Storage LP	3.875%	12/15/27	2,945	2,857
Life Storage LP	4.000%	6/15/29	4,150	4,227
Mid-America Apartments LP	4.000%	11/15/25	4,750	5,023
Mid-America Apartments LP	3.600%	6/1/27	5,820	5,849
Mid-America Apartments LP	4.200%	6/15/28	4,000	4,160
Mid-America Apartments LP	3.950%	3/15/29	3,180	3,243
Mid-America Apartments LP	2.750%	3/15/30	42	39
National Retail Properties Inc.	4.000%	11/15/25	1,300	1,387
National Retail Properties Inc.	3.600%	12/15/26	3,730	3,812
National Retail Properties Inc.	4.300%	10/15/28	3,025	3,135
National Retail Properties Inc.	2.500%	4/15/30	5,000	4,463
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,096	8,024
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,071	7,728
Omega Healthcare Investors Inc.	4.750%	1/15/28	3,405	3,274
Omega Healthcare Investors Inc.	3.625%	10/1/29	8,408	7,334
Physicians Realty LP	4.300%	3/15/27	3,800	3,690
Physicians Realty LP	3.950%	1/15/28	1,707	1,577
Prologis LP	3.750%	11/1/25	6,865	7,368
Prologis LP	3.250%	10/1/26	2,218	2,267
Prologis LP	2.125%	4/15/27	4,900	4,822
Prologis LP	3.875%	9/15/28	3,350	3,513
Prologis LP	4.375%	2/1/29	600	650
Public Storage	3.094%	9/15/27	5,150	4,931
Public Storage	3.385%	5/1/29	1,500	1,500
Realty Income Corp.	3.875%	4/15/25	3,872	3,935
Realty Income Corp.	4.125%	10/15/26	6,365	6,286
Realty Income Corp.	3.000%	1/15/27	12,324	11,756
Realty Income Corp.	3.650%	1/15/28	4,539	4,481
Realty Income Corp.	3.250%	6/15/29	5,550	5,240
Regency Centers LP	3.600%	2/1/27	3,925	3,998
Regency Centers LP	4.125%	3/15/28	2,800	2,954
Regency Centers LP	2.950%	9/15/29	3,700	3,817
Sabra Health Care LP	5.125%	8/15/26	2,375	2,255
Sabra Health Care LP	3.900%	10/15/29	4,905	4,452
Service Properties Trust	4.500%	3/15/25	3,025	2,254

Service Properties Trust	5.250%	2/15/26	5,230	3,714
Service Properties Trust	4.750%	10/1/26	2,810	2,344
Service Properties Trust	4.950%	2/15/27	2,435	2,067
Service Properties Trust	3.950%	1/15/28	2,100	1,616
Service Properties Trust	4.950%	10/1/29	3,200	2,629
Service Properties Trust	4.375%	2/15/30	5,100	3,499
Simon Property Group LP	3.500%	9/1/25	4,100	4,125
Simon Property Group LP	3.300%	1/15/26	7,117	7,105
Simon Property Group LP	3.250%	11/30/26	6,180	5,973
Simon Property Group LP	3.375%	6/15/27	6,616	6,427
Simon Property Group LP	3.375%	12/1/27	6,480	6,264
Simon Property Group LP	2.450%	9/13/29	9,175	8,291
SITE Centers Corp.	4.250%	2/1/26	2,831	2,883
SITE Centers Corp.	4.700%	6/1/27	5,400	5,743
Spirit Realty LP	3.200%	1/15/27	3,310	2,922
Spirit Realty LP	4.000%	7/15/29	2,213	2,078
Spirit Realty LP	3.400%	1/15/30	1,300	1,106
STORE Capital Corp.	4.500%	3/15/28	3,225	3,129
STORE Capital Corp.	4.625%	3/15/29	1,000	1,048
Tanger Properties LP	3.750%	12/1/24	1,550	1,571
Tanger Properties LP	3.125%	9/1/26	1,775	1,728
Tanger Properties LP	3.875%	7/15/27	1,975	1,908
UDR Inc.	4.000%	10/1/25	5,003	5,199
UDR Inc.	2.950%	9/1/26	5,425	5,058
UDR Inc.	3.500%	1/15/28	1,500	1,475
UDR Inc.	4.400%	1/26/29	1,000	1,048
UDR Inc.	3.200%	1/15/30	2,850	2,757
Ventas Realty LP	4.125%	1/15/26	3,661	3,610
Ventas Realty LP	3.250%	10/15/26	7,445	6,962
Ventas Realty LP	4.000%	3/1/28	4,875	4,862
Ventas Realty LP	4.400%	1/15/29	3,463	3,536
Ventas Realty LP	3.000%	1/15/30	2,525	2,247
VEREIT Operating Partnership LP	4.625%	11/1/25	3,700	3,621
VEREIT Operating Partnership LP	4.875%	6/1/26	5,033	4,901
VEREIT Operating Partnership LP	3.950%	8/15/27	9,366	8,898
VEREIT Operating Partnership LP	3.100%	12/15/29	2,275	1,948
Welltower Inc.	4.000%	6/1/25	6,313	6,387
Welltower Inc.	4.250%	4/1/26	6,100	6,310
Welltower Inc.	2.700%	2/15/27	4,800	4,524
Welltower Inc.	4.250%	4/15/28	6,235	6,150
Welltower Inc.	4.125%	3/15/29	8,055	8,217
Welltower Inc.	3.100%	1/15/30	5,381	5,067
WP Carey Inc.	4.250%	10/1/26	1,175	1,228
WP Carey Inc.	3.850%	7/15/29	3,400	3,278
				4,807,452
Industrial (22.0%)
Basic Industry (1.1%)
4 Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	1,500	1,427
ArcelorMittal	6.125%	6/1/25	4,770	4,669
ArcelorMittal	4.550%	3/11/26	5,520	4,975
ArcelorMittal	4.250%	7/16/29	4,525	3,818
Cabot Corp.	4.000%	7/1/29	2,900	3,059
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	7,170	6,115
Dow Chemical Co.	4.550%	11/30/25	5,270	5,541
Dow Chemical Co.	3.625%	5/15/26	4,641	4,799
Dow Chemical Co.	4.800%	11/30/28	8,300	8,846
DuPont de Nemours Inc.	4.493%	11/15/25	8,425	9,154

DuPont de Nemours Inc.	4.725%	11/15/28	22,494	24,561
Eastman Chemical Co.	3.800%	3/15/25	637	645
Ecolab Inc.	2.700%	11/1/26	9,123	9,291
Ecolab Inc.	3.250%	12/1/27	1,760	1,699
Ecolab Inc.	4.800%	3/24/30	1,000	1,138
Fibria Overseas Finance Ltd.	5.500%	1/17/27	5,925	5,688
FMC Corp.	3.200%	10/1/26	3,650	3,683
FMC Corp.	3.450%	10/1/29	7,250	7,320
Georgia-Pacific LLC	7.375%	12/1/25	1,679	2,123
Huntsman International LLC	4.500%	5/1/29	6,423	5,493
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,251
International Paper Co.	3.800%	1/15/26	8,139	8,683
International Paper Co.	3.000%	2/15/27	2,840	2,821
Kinross Gold Corp.	4.500%	7/15/27	6,617	6,121
LYB International Finance II BV	3.500%	3/2/27	7,397	7,240
Mosaic Co.	4.050%	11/15/27	6,062	5,248
Newmont Corp.	2.800%	10/1/29	7,900	7,485
Nucor Corp.	3.950%	5/1/28	4,210	4,516
Nutrien Ltd.	3.375%	3/15/25	5,285	5,376
Nutrien Ltd.	3.000%	4/1/25	4,111	4,028
Nutrien Ltd.	4.000%	12/15/26	4,655	5,616
Nutrien Ltd.	4.200%	4/1/29	3,575	3,782
Packaging Corp. of America	3.400%	12/15/27	3,295	3,315
Packaging Corp. of America	3.000%	12/15/29	7,315	7,376
Praxair Inc.	3.200%	1/30/26	5,262	5,546
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	9,932	10,389
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,100	1,442
Rohm & Haas Co.	7.850%	7/15/29	11,350	14,205
RPM International Inc.	3.750%	3/15/27	4,080	4,123
RPM International Inc.	4.550%	3/1/29	4,001	4,249
Sherwin-Williams Co.	3.450%	8/1/25	4,300	4,470
Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,703
Sherwin-Williams Co.	3.450%	6/1/27	16,450	15,955
Sherwin-Williams Co.	2.950%	8/15/29	14,800	14,552
Southern Copper Corp.	3.875%	4/23/25	6,225	6,224
Steel Dynamics Inc.	4.125%	9/15/25	3,100	2,914
Steel Dynamics Inc.	3.450%	4/15/30	1,500	1,357
Suzano Austria GmbH	6.000%	1/15/29	15,000	13,986
Suzano Austria GmbH	5.000%	1/15/30	8,500	7,442
Vale Overseas Ltd.	6.250%	8/10/26	16,350	17,862
Westlake Chemical Corp.	3.600%	8/15/26	7,403	6,835
Weyerhaeuser Co.	4.000%	11/15/29	2,600	2,638
WRKCo Inc.	3.750%	3/15/25	4,937	4,981
WRKCo Inc.	4.650%	3/15/26	6,581	7,030
WRKCo Inc.	3.375%	9/15/27	5,161	5,135
WRKCo Inc.	4.000%	3/15/28	6,375	6,532
WRKCo Inc.	3.900%	6/1/28	2,850	2,931
WRKCo Inc.	4.900%	3/15/29	12,463	13,660
Yamana Gold Inc.	4.625%	12/15/27	875	875

Capital Goods (2.0%)
3M Co.	2.650%	4/15/25	1,000	1,028
3M Co.	3.000%	8/7/25	2,750	2,858
3M Co.	2.250%	9/19/26	5,150	5,132
3M Co.	2.875%	10/15/27	7,100	7,342
3M Co.	3.625%	9/14/28	4,630	5,023
3M Co.	3.375%	3/1/29	6,500	6,938

3M Co.	2.375%	8/26/29	5,387	5,413
3M Co.	3.050%	4/15/30	1,725	1,799
ABB Finance USA Inc.	3.800%	4/3/28	4,160	4,453
Allegion plc	3.500%	10/1/29	3,350	3,246
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,155
Avery Dennison Corp.	4.875%	12/6/28	4,225	4,765
Avery Dennison Corp.	2.650%	4/30/30	2,250	2,098
4 Bemis Co. Inc.	3.100%	9/15/26	2,700	2,766
Boeing Co.	2.500%	3/1/25	1,092	1,006
Boeing Co.	2.600%	10/30/25	2,200	1,988
Boeing Co.	3.100%	5/1/26	5,250	4,824
Boeing Co.	2.250%	6/15/26	2,395	2,113
Boeing Co.	2.700%	2/1/27	4,615	4,246
Boeing Co.	2.800%	3/1/27	1,472	1,355
Boeing Co.	3.250%	3/1/28	2,450	2,314
Boeing Co.	3.450%	11/1/28	3,436	3,233
Boeing Co.	3.200%	3/1/29	7,600	7,132
Boeing Co.	2.950%	2/1/30	6,325	5,866
Carlisle Cos. Inc.	3.750%	12/1/27	4,825	5,048
4 Carrier Global Corp.	2.493%	2/15/27	9,735	9,170
4 Carrier Global Corp.	2.722%	2/15/30	18,825	17,113
Caterpillar Financial Services Corp.	2.400%	8/9/26	3,535	3,390
Caterpillar Inc.	2.600%	9/19/29	2,100	2,042
CNH Industrial NV	3.850%	11/15/27	4,475	4,266
Deere & Co.	2.750%	4/15/25	5,700	5,924
Deere & Co.	5.375%	10/16/29	1,458	1,758
Dover Corp.	3.150%	11/15/25	4,014	4,181
Dover Corp.	2.950%	11/4/29	1,300	1,318
Eagle Materials Inc.	4.500%	8/1/26	2,300	2,106
Eaton Corp.	3.103%	9/15/27	6,200	6,249
Embraer Netherlands Finance BV	5.050%	6/15/25	4,123	3,407
Embraer Netherlands Finance BV	5.400%	2/1/27	8,388	7,145
Emerson Electric Co.	3.150%	6/1/25	1,300	1,295
Fortive Corp.	3.150%	6/15/26	4,806	4,896
Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,250	4,376
Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,925	5,662
General Dynamics Corp.	3.500%	5/15/25	5,860	6,243
General Dynamics Corp.	2.125%	8/15/26	7,209	7,148
General Dynamics Corp.	2.625%	11/15/27	6,235	6,326
General Dynamics Corp.	3.750%	5/15/28	7,980	8,527
General Electric Co.	3.450%	5/15/24	3,191	3,193
Hexcel Corp.	4.700%	8/15/25	1,500	1,623
Hexcel Corp.	3.950%	2/15/27	3,995	4,201
Honeywell International Inc.	2.500%	11/1/26	10,118	10,264
Honeywell International Inc.	2.700%	8/15/29	6,580	6,678
Hubbell Inc.	3.350%	3/1/26	3,380	3,426
Hubbell Inc.	3.150%	8/15/27	2,700	2,772
Hubbell Inc.	3.500%	2/15/28	3,650	3,726
4 Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,300	3,398
Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,620	5,536
4 Huntington Ingalls Industries Inc.	4.200%	5/1/30	1,325	1,378
Illinois Tool Works Inc.	2.650%	11/15/26	9,483	9,591
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,175	3,322
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	4,350	4,399
John Deere Capital Corp.	3.450%	3/13/25	2	2
John Deere Capital Corp.	3.400%	9/11/25	2,700	2,819
John Deere Capital Corp.	2.650%	6/10/26	5,264	5,052

John Deere Capital Corp.	2.250%	9/14/26	6,930	7,086
John Deere Capital Corp.	2.800%	9/8/27	6,175	6,302
John Deere Capital Corp.	3.050%	1/6/28	3,935	4,090
John Deere Capital Corp.	3.450%	3/7/29	2,691	2,897
John Deere Capital Corp.	2.800%	7/18/29	5,014	5,166
John Deere Capital Corp.	2.450%	1/9/30	7,059	7,168
Johnson Controls International plc	3.900%	2/14/26	3,161	3,376
Kennametal Inc.	4.625%	6/15/28	1,875	2,004
L3Harris Technologies Inc.	3.832%	4/27/25	7,284	7,579
4 L3Harris Technologies Inc.	3.850%	12/15/26	6,620	6,830
L3Harris Technologies Inc.	4.400%	6/15/28	2,225	2,376
4 L3Harris Technologies Inc.	4.400%	6/15/28	10,938	11,559
L3Harris Technologies Inc.	2.900%	12/15/29	2,222	2,120
Leggett & Platt Inc.	3.500%	11/15/27	4,000	3,874
Leggett & Platt Inc.	4.400%	3/15/29	7,179	7,530
Lockheed Martin Corp.	3.550%	1/15/26	15,283	16,417
Martin Marietta Materials Inc.	3.450%	6/1/27	3,975	3,975
Martin Marietta Materials Inc.	3.500%	12/15/27	2,775	2,779
Martin Marietta Materials Inc.	2.500%	3/15/30	4,475	4,034
Masco Corp.	4.450%	4/1/25	4,234	4,331
Masco Corp.	4.375%	4/1/26	4,214	4,152
Masco Corp.	3.500%	11/15/27	3,500	3,271
Northrop Grumman Corp.	3.200%	2/1/27	5,034	5,212
Northrop Grumman Corp.	3.250%	1/15/28	18,144	19,005
Nvent Finance Sarl	4.550%	4/15/28	4,099	4,540
Oshkosh Corp.	4.600%	5/15/28	3,100	3,100
Oshkosh Corp.	3.100%	3/1/30	1,000	915
4 Otis Worldwide Corp.	2.056%	4/5/25	5,000	4,915
4 Otis Worldwide Corp.	2.293%	4/5/27	5,300	5,084
4 Otis Worldwide Corp.	2.565%	2/15/30	12,325	12,028
Owens Corning	3.400%	8/15/26	6,360	6,088
Owens Corning	3.950%	8/15/29	1,000	974
Parker-Hannifin Corp.	3.250%	3/1/27	9,052	9,143
Parker-Hannifin Corp.	3.250%	6/14/29	7,075	7,209
Precision Castparts Corp.	3.250%	6/15/25	7,893	8,414
Raytheon Technologies Corp.	3.950%	8/16/25	18,307	19,949
Raytheon Technologies Corp.	3.125%	5/4/27	8,100	8,288
Raytheon Technologies Corp.	6.700%	8/1/28	1,000	1,225
Raytheon Technologies Corp.	4.125%	11/16/28	29,755	32,882
Raytheon Technologies Corp.	7.500%	9/15/29	3,500	4,939
Republic Services Inc.	2.900%	7/1/26	4,108	4,167
Republic Services Inc.	3.375%	11/15/27	5,991	6,081
Republic Services Inc.	3.950%	5/15/28	100	108
Republic Services Inc.	2.300%	3/1/30	8,048	7,611
Rockwell Automation Inc.	3.500%	3/1/29	4,655	4,920
Rockwell Collins Inc.	3.500%	3/15/27	17,889	18,471
Roper Technologies Inc.	3.850%	12/15/25	2,375	2,420
Roper Technologies Inc.	3.800%	12/15/26	6,293	6,487
Roper Technologies Inc.	4.200%	9/15/28	7,350	7,929
Roper Technologies Inc.	2.950%	9/15/29	3,250	3,221
Snap-on Inc.	3.250%	3/1/27	2,575	2,681
Stanley Black & Decker Inc.	3.400%	3/1/26	4,210	4,326
Stanley Black & Decker Inc.	4.250%	11/15/28	5,062	5,398
Stanley Black & Decker Inc.	2.300%	3/15/30	4,580	4,457
Textron Inc.	4.000%	3/15/26	3,770	3,811
Textron Inc.	3.650%	3/15/27	4,518	4,399
Textron Inc.	3.375%	3/1/28	1,250	1,182

Textron Inc.	3.900%	9/17/29	2,100	2,041
Timken Co.	4.500%	12/15/28	3,000	3,214
Vulcan Materials Co.	4.500%	4/1/25	4,004	4,135
Wabtec Corp.	3.450%	11/15/26	8,106	7,373
Wabtec Corp.	4.950%	9/15/28	8,800	8,491
Waste Connections Inc.	3.500%	5/1/29	8,650	8,804
Waste Connections Inc.	2.600%	2/1/30	5,335	5,009
Waste Management Inc.	3.200%	6/15/26	7,295	7,547
Waste Management Inc.	3.150%	11/15/27	6,019	6,123
Waste Management Inc.	3.450%	6/15/29	6,488	6,951
Xylem Inc.	3.250%	11/1/26	4,685	5,141

Communication (2.9%)
Activision Blizzard Inc.	3.400%	9/15/26	7,235	7,655
Activision Blizzard Inc.	3.400%	6/15/27	3,099	3,201
America Movil SAB de CV	3.625%	4/22/29	11,150	11,471
American Tower Corp.	4.000%	6/1/25	5,669	5,906
American Tower Corp.	4.400%	2/15/26	3,072	3,195
American Tower Corp.	3.375%	10/15/26	7,674	7,675
American Tower Corp.	3.125%	1/15/27	8,252	7,962
American Tower Corp.	3.550%	7/15/27	6,625	6,626
American Tower Corp.	3.600%	1/15/28	5,000	4,992
American Tower Corp.	3.950%	3/15/29	6,950	7,208
American Tower Corp.	3.800%	8/15/29	13,598	13,959
American Tower Corp.	2.900%	1/15/30	9,000	8,564
AT&T Inc.	3.400%	5/15/25	41,774	43,256
AT&T Inc.	3.600%	7/15/25	12,839	13,367
AT&T Inc.	3.875%	1/15/26	6,425	6,586
AT&T Inc.	4.125%	2/17/26	21,546	23,012
AT&T Inc.	2.950%	7/15/26	2,475	2,451
AT&T Inc.	3.800%	2/15/27	12,517	13,006
AT&T Inc.	4.250%	3/1/27	10,670	11,376
AT&T Inc.	4.100%	2/15/28	17,200	18,058
AT&T Inc.	4.350%	3/1/29	23,825	25,636
AT&T Inc.	4.300%	2/15/30	25,300	27,212
British Telecommunications plc	5.125%	12/4/28	3,000	3,347
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	36,700	38,868
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	17,795	17,396
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.200%	3/15/28	1,500	1,527
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	11,210	12,125
Comcast Corp.	3.375%	8/15/25	10,894	11,565
Comcast Corp.	3.950%	10/15/25	20,490	22,647
Comcast Corp.	3.150%	3/1/26	11,186	11,730
Comcast Corp.	2.350%	1/15/27	26,680	26,634
Comcast Corp.	3.300%	2/1/27	12,325	13,026
Comcast Corp.	3.300%	4/1/27	4,350	4,618
Comcast Corp.	3.150%	2/15/28	11,580	11,968
Comcast Corp.	4.150%	10/15/28	41,900	47,801
Comcast Corp.	2.650%	2/1/30	13,797	14,029

Crown Castle International Corp.	4.450%	2/15/26	9,613	10,022
Crown Castle International Corp.	3.700%	6/15/26	6,233	6,419
Crown Castle International Corp.	4.000%	3/1/27	5,054	5,200
Crown Castle International Corp.	3.650%	9/1/27	7,509	7,435
Crown Castle International Corp.	3.800%	2/15/28	12,550	12,538
Crown Castle International Corp.	4.300%	2/15/29	625	663
Crown Castle International Corp.	3.100%	11/15/29	6,550	6,312
Discovery Communications LLC	3.450%	3/15/25	250	243
Discovery Communications LLC	3.950%	6/15/25	7,320	7,144
Discovery Communications LLC	4.900%	3/11/26	5,234	5,333
Discovery Communications LLC	3.950%	3/20/28	9,484	9,274
Discovery Communications LLC	4.125%	5/15/29	6,455	6,269
Electronic Arts Inc.	4.800%	3/1/26	3,750	4,145
5 Fox Corp.	3.050%	4/7/25	1,000	998
4 Fox Corp.	4.709%	1/25/29	15,960	17,450
Grupo Televisa SAB	6.625%	3/18/25	2,160	2,353
Grupo Televisa SAB	4.625%	1/30/26	3,135	3,287
Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,190	4,280
Interpublic Group of Cos. Inc.	4.750%	3/30/30	3,000	2,982
Moody's Corp.	4.250%	2/1/29	1,100	1,254
Omnicom Group Inc.	2.450%	4/30/30	2,400	2,249
Omnicom Group Inc.	4.200%	6/1/30	3,200	3,315
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	9,891	9,858
RELX Capital Inc.	4.000%	3/18/29	7,300	7,670
Rogers Communications Inc.	3.625%	12/15/25	5,551	5,862
Rogers Communications Inc.	2.900%	11/15/26	2,625	2,652
S&P Global Inc.	4.000%	6/15/25	7,272	7,659
S&P Global Inc.	4.400%	2/15/26	6,915	7,518
S&P Global Inc.	2.950%	1/22/27	4,265	4,364
S&P Global Inc.	2.500%	12/1/29	1,750	1,709
Telefonica Emisiones SAU	4.103%	3/8/27	16,665	17,276
TELUS Corp.	2.800%	2/16/27	5,600	5,740
TELUS Corp.	3.700%	9/15/27	1,355	1,408
Thomson Reuters Corp.	3.350%	5/15/26	5,250	5,195
Verizon Communications Inc.	3.376%	2/15/25	6,102	6,540
Verizon Communications Inc.	2.625%	8/15/26	23,084	23,774
Verizon Communications Inc.	4.125%	3/16/27	29,436	33,013
Verizon Communications Inc.	4.329%	9/21/28	35,853	41,350
Verizon Communications Inc.	4.016%	12/3/29	34,174	38,498
Verizon Communications Inc.	3.150%	3/22/30	6,135	6,608
ViacomCBS Inc.	4.750%	5/15/25	5,000	4,988
ViacomCBS Inc.	4.000%	1/15/26	7,103	7,284
ViacomCBS Inc.	2.900%	1/15/27	6,740	6,511
ViacomCBS Inc.	3.375%	2/15/28	4,800	4,310
ViacomCBS Inc.	3.700%	6/1/28	4,500	4,292
Vodafone Group plc	4.125%	5/30/25	14,961	15,865
Vodafone Group plc	4.375%	5/30/28	27,850	29,284
Walt Disney Co.	3.150%	9/17/25	6,542	6,580
Walt Disney Co.	3.700%	10/15/25	3,241	3,520
Walt Disney Co.	3.000%	2/13/26	8,887	9,249
Walt Disney Co.	1.850%	7/30/26	12,577	12,425
Walt Disney Co.	3.375%	11/15/26	5,550	5,867
Walt Disney Co.	2.000%	9/1/29	17,333	16,897
Walt Disney Co.	3.800%	3/22/30	3,590	4,025

Consumer Cyclical (2.7%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	17,375	18,495

Amazon.com Inc.	5.200%	12/3/25	8,509	10,123
Amazon.com Inc.	3.150%	8/22/27	21,574	23,709
American Honda Finance Corp.	2.300%	9/9/26	2,890	2,762
American Honda Finance Corp.	2.350%	1/8/27	5,333	5,045
American Honda Finance Corp.	3.500%	2/15/28	3,100	3,122
Aptiv plc	4.250%	1/15/26	5,400	5,466
Aptiv plc	4.350%	3/15/29	1,300	1,219
Automatic Data Processing Inc.	3.375%	9/15/25	3,992	4,213
AutoNation Inc.	4.500%	10/1/25	5,040	4,914
AutoNation Inc.	3.800%	11/15/27	3,650	3,584
AutoZone Inc.	3.250%	4/15/25	3,470	3,453
AutoZone Inc.	3.625%	4/15/25	3,000	3,046
AutoZone Inc.	3.125%	4/21/26	4,685	4,837
AutoZone Inc.	3.750%	6/1/27	4,765	4,787
AutoZone Inc.	3.750%	4/18/29	3,575	3,630
Best Buy Co. Inc.	4.450%	10/1/28	2,685	2,760
Block Financial LLC	5.250%	10/1/25	3,025	2,947
Booking Holdings Inc.	3.650%	3/15/25	6,250	6,281
Booking Holdings Inc.	3.600%	6/1/26	7,455	7,476
Booking Holdings Inc.	3.550%	3/15/28	4,110	4,176
Costco Wholesale Corp.	3.000%	5/18/27	9,518	10,324
Cummins Inc.	7.125%	3/1/28	775	981
Darden Restaurants Inc.	3.850%	5/1/27	4,125	3,791
Dollar General Corp.	4.150%	11/1/25	4,622	4,695
Dollar General Corp.	3.875%	4/15/27	5,750	5,828
Dollar General Corp.	4.125%	5/1/28	3,075	3,267
Dollar Tree Inc.	4.000%	5/15/25	9,000	9,259
Dollar Tree Inc.	4.200%	5/15/28	9,450	9,635
eBay Inc.	3.600%	6/5/27	4,950	4,836
eBay Inc.	2.700%	3/11/30	1,000	911
Expedia Group Inc.	5.000%	2/15/26	7,492	6,780
Expedia Group Inc.	3.800%	2/15/28	6,644	5,872
Expedia Group Inc.	3.250%	2/15/30	5,000	4,076
Ford Motor Co.	4.346%	12/8/26	5,330	4,104
Ford Motor Co.	6.375%	2/1/29	886	638
General Motors Co.	4.000%	4/1/25	2,283	1,923
General Motors Co.	5.000%	10/1/28	8,779	7,554
General Motors Financial Co. Inc.	3.500%	11/7/24	1	1
General Motors Financial Co. Inc.	4.350%	4/9/25	6,925	6,012
General Motors Financial Co. Inc.	4.300%	7/13/25	7,341	6,419
General Motors Financial Co. Inc.	5.250%	3/1/26	12,244	10,801
General Motors Financial Co. Inc.	4.000%	10/6/26	9,567	7,818
General Motors Financial Co. Inc.	4.350%	1/17/27	8,692	7,176
General Motors Financial Co. Inc.	3.850%	1/5/28	5,430	4,453
General Motors Financial Co. Inc.	5.650%	1/17/29	7,450	6,495
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	7,500	6,961
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,075	7,217
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	5,275	4,668
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	9,902	8,443
Harley-Davidson Inc.	3.500%	7/28/25	5,070	4,756
Harman International Industries Inc.	4.150%	5/15/25	3,200	3,360
Home Depot Inc.	3.350%	9/15/25	9,945	10,682
Home Depot Inc.	3.000%	4/1/26	14,205	15,041
Home Depot Inc.	2.125%	9/15/26	10,001	9,978
Home Depot Inc.	2.800%	9/14/27	8,852	9,173
Home Depot Inc.	3.900%	12/6/28	7,375	8,227
Home Depot Inc.	2.950%	6/15/29	12,675	13,134

Home Depot Inc.	2.700%	4/15/30	4,635	4,724
Hyatt Hotels Corp.	4.850%	3/15/26	3,643	3,534
Hyatt Hotels Corp.	4.375%	9/15/28	4,000	3,680
IHS Markit Ltd.	4.750%	8/1/28	7,700	7,970
IHS Markit Ltd.	4.250%	5/1/29	6,235	6,344
JD.com Inc.	3.875%	4/29/26	4,525	4,701
JD.com Inc.	3.375%	1/14/30	5,700	5,727
Kohl's Corp.	4.250%	7/17/25	5,400	4,670
Las Vegas Sands Corp.	2.900%	6/25/25	4,250	3,708
Las Vegas Sands Corp.	3.500%	8/18/26	8,600	7,869
Las Vegas Sands Corp.	3.900%	8/8/29	6,423	5,604
Lear Corp.	3.800%	9/15/27	6,549	6,010
Lear Corp.	4.250%	5/15/29	3,000	2,653
Lear Corp.	3.500%	5/30/30	3,400	2,925
Lowe's Cos. Inc.	3.375%	9/15/25	6,953	7,121
Lowe's Cos. Inc.	2.500%	4/15/26	9,373	9,276
Lowe's Cos. Inc.	3.100%	5/3/27	11,506	11,548
Lowe's Cos. Inc.	3.650%	4/5/29	15,475	15,969
Magna International Inc.	4.150%	10/1/25	5,600	5,318
Marriott International Inc.	3.750%	10/1/25	3,320	3,092
Marriott International Inc.	3.125%	6/15/26	7,655	6,851
Marriott International Inc.	4.000%	4/15/28	5,250	4,896
Mastercard Inc.	2.950%	11/21/26	8,250	8,785
Mastercard Inc.	3.500%	2/26/28	5,130	5,554
Mastercard Inc.	2.950%	6/1/29	9,660	10,318
McDonald's Corp.	3.375%	5/26/25	6,176	6,379
McDonald's Corp.	3.300%	7/1/25	500	518
McDonald's Corp.	3.700%	1/30/26	10,900	11,517
McDonald's Corp.	3.500%	3/1/27	10,150	10,354
McDonald's Corp.	3.500%	7/1/27	2,850	3,005
McDonald's Corp.	3.800%	4/1/28	11,145	11,598
McDonald's Corp.	2.625%	9/1/29	10,399	10,114
McDonald's Corp.	3.600%	7/1/30	4,000	4,219
NIKE Inc.	2.375%	11/1/26	5,350	5,471
NIKE Inc.	2.750%	3/27/27	3,900	4,075
NIKE Inc.	2.850%	3/27/30	4,000	4,225
Nordstrom Inc.	4.000%	3/15/27	3,650	2,954
Nordstrom Inc.	4.375%	4/1/30	875	686
O'Reilly Automotive Inc.	3.550%	3/15/26	4,512	4,551
O'Reilly Automotive Inc.	3.600%	9/1/27	10,595	10,648
O'Reilly Automotive Inc.	3.900%	6/1/29	4,720	4,727
O'Reilly Automotive Inc.	4.200%	4/1/30	3,000	3,103
QVC Inc.	4.750%	2/15/27	3,900	3,456
Ralph Lauren Corp.	3.750%	9/15/25	3,400	3,533
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	6,090	3,829
Sands China Ltd.	5.125%	8/8/25	18,400	18,400
Sands China Ltd.	5.400%	8/8/28	12,910	12,103
Starbucks Corp.	3.800%	8/15/25	10,687	11,358
Starbucks Corp.	2.450%	6/15/26	4,800	4,753
Starbucks Corp.	3.500%	3/1/28	4,900	5,064
Starbucks Corp.	4.000%	11/15/28	2,403	2,556
Starbucks Corp.	3.550%	8/15/29	7,325	7,690
Tapestry Inc.	4.250%	4/1/25	5,450	5,591
Tapestry Inc.	4.125%	7/15/27	4,850	4,133
Target Corp.	2.250%	4/15/25	4,000	4,074
Target Corp.	2.500%	4/15/26	7,912	8,102
Target Corp.	3.375%	4/15/29	8,608	9,329

Target Corp.	2.350%	2/15/30	3,210	3,255
TJX Cos. Inc.	3.500%	4/15/25	3,000	3,068
TJX Cos. Inc.	2.250%	9/15/26	10,239	9,818
TJX Cos. Inc.	3.750%	4/15/27	4,000	4,106
TJX Cos. Inc.	3.875%	4/15/30	2,000	2,068
Toyota Motor Corp.	3.669%	7/20/28	1,678	1,779
Toyota Motor Corp.	2.760%	7/2/29	4,075	4,107
Toyota Motor Credit Corp.	3.400%	4/14/25	3,810	3,897
Toyota Motor Credit Corp.	3.200%	1/11/27	8,220	8,403
Toyota Motor Credit Corp.	3.050%	1/11/28	5,450	5,457
Toyota Motor Credit Corp.	3.650%	1/8/29	4,785	4,953
Toyota Motor Credit Corp.	2.150%	2/13/30	6,275	5,831
Visa Inc.	3.150%	12/14/25	26,521	28,881
Visa Inc.	1.900%	4/15/27	9,105	9,079
Visa Inc.	2.750%	9/15/27	6,525	6,782
Visa Inc.	2.050%	4/15/30	7,000	6,990
Walgreens Boots Alliance Inc.	3.450%	6/1/26	17,460	17,353
Walmart Inc.	3.550%	6/26/25	15,670	17,101
Walmart Inc.	3.050%	7/8/26	10,200	10,978
Walmart Inc.	3.700%	6/26/28	20,215	22,631
Walmart Inc.	3.250%	7/8/29	10,850	11,927
Walmart Inc.	2.375%	9/24/29	9,050	9,320

Consumer Noncyclical (6.0%)
Abbott Laboratories	3.875%	9/15/25	4,735	5,122
Abbott Laboratories	3.750%	11/30/26	15,542	17,184
AbbVie Inc.	3.600%	5/14/25	31,829	33,344
AbbVie Inc.	3.200%	5/14/26	16,045	16,401
4 AbbVie Inc.	2.950%	11/21/26	32,325	32,935
AbbVie Inc.	4.250%	11/14/28	15,060	16,276
4 AbbVie Inc.	3.200%	11/21/29	45,625	45,916
Adventist Health System/West	2.952%	3/1/29	2,000	1,970
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,860
Agilent Technologies Inc.	3.050%	9/22/26	2,650	2,537
Agilent Technologies Inc.	2.750%	9/15/29	4,025	3,942
Allergan Funding SCS	3.800%	3/15/25	24,823	25,302
Altria Group Inc.	4.400%	2/14/26	9,875	10,213
Altria Group Inc.	2.625%	9/16/26	4,360	4,142
Altria Group Inc.	4.800%	2/14/29	21,625	22,516
AmerisourceBergen Corp.	3.450%	12/15/27	3,725	3,723
Amgen Inc.	3.125%	5/1/25	7,166	7,475
Amgen Inc.	2.600%	8/19/26	8,485	8,594
Amgen Inc.	2.200%	2/21/27	8,350	8,243
Amgen Inc.	3.200%	11/2/27	6,340	6,564
Amgen Inc.	2.450%	2/21/30	8,575	8,510
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	38,406	40,396
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	5,351	5,619
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,380	23,587
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	38,769	42,684
Archer-Daniels-Midland Co.	2.500%	8/11/26	6,153	6,195
Archer-Daniels-Midland Co.	3.250%	3/27/30	2,500	2,642
Ascension Health	2.532%	11/15/29	1,900	1,860
AstraZeneca plc	3.375%	11/16/25	8,991	9,399
AstraZeneca plc	3.125%	6/12/27	7,875	8,096
AstraZeneca plc	4.000%	1/17/29	8,515	9,409
BAT Capital Corp.	3.215%	9/6/26	9,100	8,622

BAT Capital Corp.	4.700%	4/2/27	3,000	3,059
BAT Capital Corp.	3.557%	8/15/27	19,770	18,693
BAT Capital Corp.	3.462%	9/6/29	9,575	8,742
BAT Capital Corp.	4.906%	4/2/30	2,000	2,052
Baxalta Inc.	4.000%	6/23/25	8,710	9,148
Baxter International Inc.	2.600%	8/15/26	6,417	6,310
Becton Dickinson & Co.	3.700%	6/6/27	22,600	22,955
Biogen Inc.	4.050%	9/15/25	14,585	15,393
Boston Scientific Corp.	3.850%	5/15/25	3,662	3,819
Boston Scientific Corp.	3.750%	3/1/26	7,950	8,231
Boston Scientific Corp.	4.000%	3/1/29	9,795	10,362
4 Bristol-Myers Squibb Co.	3.875%	8/15/25	26,700	28,903
4 Bristol-Myers Squibb Co.	3.200%	6/15/26	20,640	22,033
4 Bristol-Myers Squibb Co.	3.450%	11/15/27	8,747	9,381
4 Bristol-Myers Squibb Co.	3.900%	2/20/28	16,275	18,184
4 Bristol-Myers Squibb Co.	3.400%	7/26/29	36,177	39,799
Brown-Forman Corp.	3.500%	4/15/25	1,950	2,083
Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,666	5,277
Bunge Ltd. Finance Corp.	3.750%	9/25/27	4,600	4,235
Campbell Soup Co.	4.150%	3/15/28	7,335	7,930
Cardinal Health Inc.	3.750%	9/15/25	2,025	2,081
Cardinal Health Inc.	3.410%	6/15/27	9,905	9,934
CHRISTUS Health	4.341%	7/1/28	3,000	3,282
Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,489
4 Cigna Corp.	3.250%	4/15/25	5,950	6,006
Cigna Corp.	4.125%	11/15/25	8,275	8,768
4 Cigna Corp.	4.500%	2/25/26	12,896	13,898
4 Cigna Corp.	3.400%	3/1/27	10,434	10,584
4 Cigna Corp.	3.050%	10/15/27	1,985	1,952
Cigna Corp.	4.375%	10/15/28	31,750	34,191
Cigna Corp.	2.400%	3/15/30	3,115	2,938
Clorox Co.	3.100%	10/1/27	5,550	5,754
Clorox Co.	3.900%	5/15/28	2,225	2,443
Coca-Cola Co.	2.875%	10/27/25	14,565	15,279
Coca-Cola Co.	2.550%	6/1/26	2,325	2,392
Coca-Cola Co.	2.250%	9/1/26	12,590	12,507
Coca-Cola Co.	2.900%	5/25/27	2,500	2,642
Coca-Cola Co.	2.125%	9/6/29	6,000	6,028
Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,674
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	7,550	7,399
CommonSpirit Health	3.347%	10/1/29	6,825	6,647
Conagra Brands Inc.	4.600%	11/1/25	9,361	9,892
Conagra Brands Inc.	4.850%	11/1/28	8,425	9,049
Constellation Brands Inc.	4.400%	11/15/25	3,100	3,172
Constellation Brands Inc.	4.750%	12/1/25	6,217	6,514
Constellation Brands Inc.	3.700%	12/6/26	6,610	6,623
Constellation Brands Inc.	3.500%	5/9/27	4,783	4,710
Constellation Brands Inc.	3.600%	2/15/28	1,925	1,888
Constellation Brands Inc.	4.650%	11/15/28	4,840	4,951
Constellation Brands Inc.	3.150%	8/1/29	8,665	8,072
CVS Health Corp.	3.875%	7/20/25	27,638	29,284
CVS Health Corp.	2.875%	6/1/26	21,990	22,227
CVS Health Corp.	3.000%	8/15/26	2,700	2,699
CVS Health Corp.	3.625%	4/1/27	2,000	2,047
CVS Health Corp.	4.300%	3/25/28	68,411	72,703
CVS Health Corp.	3.250%	8/15/29	20,180	19,958
CVS Health Corp.	3.750%	4/1/30	2,000	2,059

Danaher Corp.	3.350%	9/15/25	1,525	1,601
DH Europe Finance II Sarl	2.600%	11/15/29	6,650	6,617
Diageo Capital plc	3.875%	5/18/28	3,978	4,200
Diageo Capital plc	2.375%	10/24/29	4,000	3,846
Edwards Lifesciences Corp.	4.300%	6/15/28	5,110	5,523
Eli Lilly & Co.	2.750%	6/1/25	3,274	3,406
Eli Lilly & Co.	3.375%	3/15/29	9,507	10,502
Estee Lauder Cos. Inc.	3.150%	3/15/27	3,350	3,447
Estee Lauder Cos. Inc.	2.375%	12/1/29	5,800	5,641
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,702
General Mills Inc.	4.000%	4/17/25	4,133	4,344
General Mills Inc.	3.200%	2/10/27	8,050	8,350
General Mills Inc.	4.200%	4/17/28	11,628	12,584
General Mills Inc.	2.875%	4/15/30	2,500	2,495
Gilead Sciences Inc.	3.650%	3/1/26	17,200	18,742
Gilead Sciences Inc.	2.950%	3/1/27	8,932	9,194
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	15,225	16,461
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	14,100	15,698
GlaxoSmithKline Capital plc	3.375%	6/1/29	5,820	6,340
Hasbro Inc.	3.550%	11/19/26	4,600	4,440
Hasbro Inc.	3.500%	9/15/27	2,875	2,653
Hasbro Inc.	3.900%	11/19/29	7,500	6,732
HCA Inc.	5.250%	4/15/25	11,943	12,480
HCA Inc.	5.250%	6/15/26	15,355	16,123
HCA Inc.	4.500%	2/15/27	9,775	10,129
HCA Inc.	4.125%	6/15/29	10,375	10,375
Hershey Co.	3.200%	8/21/25	2,625	2,891
Hershey Co.	2.300%	8/15/26	7,283	7,445
Hershey Co.	2.450%	11/15/29	3,609	3,555
Ingredion Inc.	3.200%	10/1/26	3,830	3,908
JM Smucker Co.	3.375%	12/15/27	2,049	2,035
Johnson & Johnson	2.450%	3/1/26	17,385	18,528
Johnson & Johnson	2.950%	3/3/27	6,310	6,824
Johnson & Johnson	2.900%	1/15/28	13,115	14,266
Johnson & Johnson	6.950%	9/1/29	1,850	2,514
Kaiser Foundation Hospitals	3.150%	5/1/27	4,846	5,005
Kellogg Co.	3.250%	4/1/26	4,875	5,027
Kellogg Co.	3.400%	11/15/27	4,570	4,662
Kellogg Co.	4.300%	5/15/28	5,230	5,680
Keurig Dr Pepper Inc.	4.417%	5/25/25	7,945	8,479
Keurig Dr Pepper Inc.	3.400%	11/15/25	1,950	1,984
Keurig Dr Pepper Inc.	2.550%	9/15/26	3,600	3,441
Keurig Dr Pepper Inc.	3.430%	6/15/27	3,425	3,426
Keurig Dr Pepper Inc.	4.597%	5/25/28	13,700	15,411
Kimberly-Clark Corp.	3.050%	8/15/25	2,650	2,803
Kimberly-Clark Corp.	2.750%	2/15/26	5,137	5,350
Kimberly-Clark Corp.	3.950%	11/1/28	4,440	4,971
Kimberly-Clark Corp.	3.200%	4/25/29	5,700	6,116
Kroger Co.	3.500%	2/1/26	4,825	4,992
Kroger Co.	2.650%	10/15/26	5,622	5,642
Kroger Co.	3.700%	8/1/27	5,095	5,329
Kroger Co.	4.500%	1/15/29	5,039	5,675
Kroger Co.	7.700%	6/1/29	1,000	1,315
Laboratory Corp. of America Holdings	3.600%	9/1/27	4,910	4,944
Laboratory Corp. of America Holdings	2.950%	12/1/29	5,125	4,891
McCormick & Co. Inc.	3.400%	8/15/27	9,525	9,815
McKesson Corp.	3.950%	2/16/28	7,349	7,769

McKesson Corp.	4.750%	5/30/29	3,241	3,679
Mead Johnson Nutrition Co.	4.125%	11/15/25	8,250	8,542
Medtronic Global Holdings SCA	3.350%	4/1/27	500	513
Merck & Co. Inc.	3.400%	3/7/29	14,200	15,709
Mercy Health	4.302%	7/1/28	2,290	2,593
Molson Coors Beverage Co.	3.000%	7/15/26	15,056	14,169
Mondelez International Inc.	3.625%	2/13/26	5,900	6,212
Mylan Inc.	4.550%	4/15/28	6,675	6,758
Mylan NV	3.950%	6/15/26	17,545	17,852
Novartis Capital Corp.	3.000%	11/20/25	12,983	13,609
Novartis Capital Corp.	2.000%	2/14/27	10,525	10,530
Novartis Capital Corp.	3.100%	5/17/27	9,984	10,621
PepsiCo Inc.	2.750%	4/30/25	8,887	9,246
PepsiCo Inc.	3.500%	7/17/25	7,145	7,644
PepsiCo Inc.	2.850%	2/24/26	6,164	6,510
PepsiCo Inc.	2.375%	10/6/26	7,813	8,128
PepsiCo Inc.	3.000%	10/15/27	12,680	13,523
PepsiCo Inc.	2.625%	7/29/29	13,825	14,402
PerkinElmer Inc.	3.300%	9/15/29	7,100	6,668
Perrigo Finance Unlimited Co.	4.375%	3/15/26	4,365	4,338
Pfizer Inc.	2.750%	6/3/26	13,171	13,828
Pfizer Inc.	3.000%	12/15/26	9,259	9,880
Pfizer Inc.	3.600%	9/15/28	7,900	8,721
Pfizer Inc.	3.450%	3/15/29	15,650	17,322
Pfizer Inc.	2.625%	4/1/30	3,000	3,138
Pharmacia LLC	6.600%	12/1/28	1,850	2,437
Philip Morris International Inc.	3.375%	8/11/25	6,820	7,215
Philip Morris International Inc.	2.750%	2/25/26	7,186	7,320
Philip Morris International Inc.	3.125%	8/17/27	2,665	2,671
Philip Morris International Inc.	3.125%	3/2/28	3,825	4,003
Philip Morris International Inc.	3.375%	8/15/29	7,000	7,369
Procter & Gamble Co.	2.700%	2/2/26	6,504	6,878
Procter & Gamble Co.	2.450%	11/3/26	10,125	10,727
Procter & Gamble Co.	3.000%	3/25/30	2,500	2,774
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	1,925	2,029
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	2,941	2,860
Quest Diagnostics Inc.	3.450%	6/1/26	9,433	9,520
Quest Diagnostics Inc.	4.200%	6/30/29	3,550	3,753
Reynolds American Inc.	4.450%	6/12/25	22,047	22,425
Sanofi	3.625%	6/19/28	7,000	7,597
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	27,179	27,791
SSM Health Care Corp.	3.823%	6/1/27	2,900	2,966
Stryker Corp.	3.375%	11/1/25	5,158	5,347
Stryker Corp.	3.500%	3/15/26	6,910	7,197
Stryker Corp.	3.650%	3/7/28	4,575	4,840
Sutter Health	3.695%	8/15/28	3,000	3,167
Sysco Corp.	5.650%	4/1/25	2,000	2,084
Sysco Corp.	3.750%	10/1/25	6,300	6,292
Sysco Corp.	3.300%	7/15/26	8,455	8,335
Sysco Corp.	3.250%	7/15/27	7,675	7,014
Sysco Corp.	2.400%	2/15/30	4,475	3,771
Sysco Corp.	5.950%	4/1/30	1,500	1,579
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	16,605	18,858
Thermo Fisher Scientific Inc.	3.650%	12/15/25	4,450	4,619
Thermo Fisher Scientific Inc.	2.950%	9/19/26	8,007	7,989

Thermo Fisher Scientific Inc.	3.200%	8/15/27	6,650	6,776
Thermo Fisher Scientific Inc.	2.600%	10/1/29	7,700	7,470
Thermo Fisher Scientific Inc.	4.497%	3/25/30	3,550	3,994
Toledo Hospital	5.325%	11/15/28	2,700	2,893
Tyson Foods Inc.	4.000%	3/1/26	2,625	2,784
Tyson Foods Inc.	3.550%	6/2/27	13,949	14,300
Tyson Foods Inc.	4.350%	3/1/29	14,036	15,250
Unilever Capital Corp.	3.375%	3/22/25	2,256	2,399
Unilever Capital Corp.	3.100%	7/30/25	4,175	4,408
Unilever Capital Corp.	2.000%	7/28/26	6,200	6,209
Unilever Capital Corp.	2.900%	5/5/27	8,195	8,671
Unilever Capital Corp.	3.500%	3/22/28	9,575	10,285
Unilever Capital Corp.	2.125%	9/6/29	11,840	11,469
Whirlpool Corp.	3.700%	5/1/25	1,525	1,571
Whirlpool Corp.	4.750%	2/26/29	6,590	6,798
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	14,642	14,726
Zimmer Biomet Holdings Inc.	3.050%	1/15/26	4,000	3,935
Zimmer Biomet Holdings Inc.	3.550%	3/20/30	2,250	2,235
Zoetis Inc.	4.500%	11/13/25	4,015	4,333
Zoetis Inc.	3.000%	9/12/27	9,541	9,633
Zoetis Inc.	3.900%	8/20/28	4,016	4,304

Energy (2.7%)
Apache Corp.	4.375%	10/15/28	9,337	4,972
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	10,291	9,432
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.138%	11/7/29	4,500	3,904
Boardwalk Pipelines LP	5.950%	6/1/26	7,690	6,959
Boardwalk Pipelines LP	4.450%	7/15/27	2,012	1,562
Boardwalk Pipelines LP	4.800%	5/3/29	2,800	2,136
BP Capital Markets America Inc.	3.796%	9/21/25	11,100	11,455
BP Capital Markets America Inc.	3.410%	2/11/26	4,000	4,054
BP Capital Markets America Inc.	3.119%	5/4/26	13,716	13,816
BP Capital Markets America Inc.	3.017%	1/16/27	7,343	7,290
BP Capital Markets America Inc.	3.588%	4/14/27	9,929	10,042
BP Capital Markets America Inc.	3.937%	9/21/28	10,200	10,666
BP Capital Markets America Inc.	4.234%	11/6/28	12,950	14,009
BP Capital Markets plc	3.279%	9/19/27	13,664	13,749
BP Capital Markets plc	3.723%	11/28/28	9,017	9,300
Canadian Natural Resources Ltd.	3.900%	2/1/25	2,570	2,156
Canadian Natural Resources Ltd.	3.850%	6/1/27	10,065	7,969
Cenovus Energy Inc.	4.250%	4/15/27	4,835	2,369
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	13,060	10,970
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	12,275	10,986
4 Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	11,600	8,874
Chevron Corp.	3.326%	11/17/25	11,869	12,644
Chevron Corp.	2.954%	5/16/26	6,380	6,709
Cimarex Energy Co.	3.900%	5/15/27	5,750	4,176
Cimarex Energy Co.	4.375%	3/15/29	3,800	2,556
Columbia Pipeline Group Inc.	4.500%	6/1/25	8,883	8,759
Concho Resources Inc.	3.750%	10/1/27	10,187	8,608
Concho Resources Inc.	4.300%	8/15/28	13,945	12,376
ConocoPhillips Co.	4.950%	3/15/26	7,249	7,668
ConocoPhillips Holding Co.	6.950%	4/15/29	12,564	15,392
Continental Resources Inc.	4.375%	1/15/28	4,340	2,007
Devon Energy Corp.	5.850%	12/15/25	3,245	2,628

Diamondback Energy Inc.	3.250%	12/1/26	7,525	5,305
Diamondback Energy Inc.	3.500%	12/1/29	10,700	7,543
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	4,000	3,760
Enable Midstream Partners LP	4.400%	3/15/27	5,732	3,561
Enable Midstream Partners LP	4.950%	5/15/28	7,150	5,076
Enable Midstream Partners LP	4.150%	9/15/29	2,530	1,164
Enbridge Energy Partners LP	5.875%	10/15/25	7,625	7,052
Enbridge Inc.	4.250%	12/1/26	6,070	5,439
Enbridge Inc.	3.700%	7/15/27	3,920	3,887
Enbridge Inc.	3.125%	11/15/29	5,400	5,007
Energy Transfer Operating LP	2.900%	5/15/25	3,375	2,860
Energy Transfer Operating LP	4.750%	1/15/26	4,031	3,673
Energy Transfer Operating LP	4.200%	4/15/27	4,000	3,085
Energy Transfer Operating LP	5.500%	6/1/27	7,165	6,251
Energy Transfer Operating LP	5.250%	4/15/29	10,400	8,799
Energy Transfer Operating LP	3.750%	5/15/30	3,500	2,734
Energy Transfer Partners LP	4.950%	6/15/28	14,150	11,603
4 Eni SPA	4.250%	5/9/29	3,000	2,991
Enterprise Products Operating LLC	3.750%	2/15/25	5,387	5,356
Enterprise Products Operating LLC	3.700%	2/15/26	7,017	7,004
Enterprise Products Operating LLC	4.150%	10/16/28	7,950	8,060
Enterprise Products Operating LLC	3.125%	7/31/29	7,150	6,636
Enterprise Products Operating LLC	2.800%	1/31/30	8,575	7,778
3 Enterprise Products Operating LLC	5.250%	8/16/77	4,650	3,208
3 Enterprise Products Operating LLC	5.375%	2/15/78	8,300	5,699
EOG Resources Inc.	3.150%	4/1/25	4,745	4,626
EOG Resources Inc.	4.150%	1/15/26	6,490	6,710
Exxon Mobil Corp.	2.709%	3/6/25	14,300	14,855
Exxon Mobil Corp.	3.043%	3/1/26	17,018	17,987
Exxon Mobil Corp.	2.275%	8/16/26	13,550	13,538
Exxon Mobil Corp.	2.440%	8/16/29	7,008	7,161
Exxon Mobil Corp.	3.482%	3/19/30	2,500	2,744
Halliburton Co.	3.800%	11/15/25	756	670
Halliburton Co.	2.920%	3/1/30	6,500	5,086
Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,551
Hess Corp.	4.300%	4/1/27	12,214	9,008
HollyFrontier Corp.	5.875%	4/1/26	8,400	7,266
Husky Energy Inc.	4.400%	4/15/29	3,600	2,545
Kinder Morgan Inc.	4.300%	6/1/25	12,970	13,214
Kinder Morgan Inc.	4.300%	3/1/28	16,025	15,722
Magellan Midstream Partners LP	5.000%	3/1/26	5,000	4,989
Marathon Oil Corp.	3.850%	6/1/25	7,800	5,411
Marathon Oil Corp.	4.400%	7/15/27	6,705	4,459
Marathon Petroleum Corp.	5.125%	12/15/26	4,155	4,342
Marathon Petroleum Corp.	3.800%	4/1/28	5,500	4,503
MPLX LP	4.875%	6/1/25	9,778	8,348
MPLX LP	4.125%	3/1/27	10,622	9,082
4 MPLX LP	4.250%	12/1/27	8,410	6,928
MPLX LP	4.000%	3/15/28	8,695	7,076
MPLX LP	4.800%	2/15/29	7,625	6,691
National Fuel Gas Co.	5.200%	7/15/25	2,337	2,457
National Fuel Gas Co.	3.950%	9/15/27	2,250	2,071
National Fuel Gas Co.	4.750%	9/1/28	1,990	1,819
Newfield Exploration Co.	5.375%	1/1/26	5,100	2,665
Noble Energy Inc.	3.850%	1/15/28	2,200	1,449
Noble Energy Inc.	3.250%	10/15/29	3,100	1,988
Occidental Petroleum Corp.	3.500%	6/15/25	1,332	679

Occidental Petroleum Corp.	3.400%	4/15/26	4,947	2,375
Occidental Petroleum Corp.	3.200%	8/15/26	5,900	2,862
Occidental Petroleum Corp.	3.500%	8/15/29	6,620	3,161
ONEOK Inc.	4.000%	7/13/27	2,900	2,350
ONEOK Inc.	4.550%	7/15/28	5,000	4,203
ONEOK Inc.	4.350%	3/15/29	2,980	2,455
ONEOK Inc.	3.400%	9/1/29	13,560	10,238
ONEOK Partners LP	4.900%	3/15/25	4,950	4,345
Phillips 66	3.900%	3/15/28	3,629	3,469
Phillips 66 Partners LP	3.550%	10/1/26	6,500	5,869
Phillips 66 Partners LP	3.750%	3/1/28	3,300	3,075
Phillips 66 Partners LP	3.150%	12/15/29	3,525	2,969
Pioneer Natural Resources Co.	4.450%	1/15/26	4,350	4,296
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	8,679	6,987
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	6,132	4,921
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	6,850	4,829
Sabine Pass Liquefaction LLC	5.875%	6/30/26	11,135	10,244
Sabine Pass Liquefaction LLC	5.000%	3/15/27	12,757	11,481
Sabine Pass Liquefaction LLC	4.200%	3/15/28	12,150	10,510
Shell International Finance BV	3.250%	5/11/25	16,986	17,807
Shell International Finance BV	2.875%	5/10/26	16,847	17,359
Shell International Finance BV	2.500%	9/12/26	16,486	16,731
Shell International Finance BV	3.875%	11/13/28	7,300	7,943
Shell International Finance BV	2.375%	11/7/29	13,600	13,404
Spectra Energy Partners LP	3.375%	10/15/26	6,642	6,126
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,200	4,790
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	6,575	5,575
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	4,625	3,661
TC PipeLines LP	3.900%	5/25/27	6,820	6,456
Tosco Corp.	8.125%	2/15/30	2,350	2,850
Total Capital International SA	3.455%	2/19/29	8,675	9,154
Total Capital International SA	2.829%	1/10/30	14,727	14,880
Total Capital SA	3.883%	10/11/28	7,172	7,782
TransCanada PipeLines Ltd.	4.875%	1/15/26	9,276	9,943
TransCanada PipeLines Ltd.	4.250%	5/15/28	12,725	12,991
3 Transcanada Trust	5.500%	9/15/79	9,385	7,273
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,985	1,979
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	2,923	2,673
Valero Energy Corp.	3.400%	9/15/26	10,678	9,681
Valero Energy Corp.	4.350%	6/1/28	9,525	8,962
Valero Energy Corp.	4.000%	4/1/29	8,834	8,378
Valero Energy Partners LP	4.375%	12/15/26	5,950	5,672
Valero Energy Partners LP	4.500%	3/15/28	4,050	4,260
Williams Cos. Inc.	4.000%	9/15/25	12,492	11,024
Williams Cos. Inc.	3.750%	6/15/27	17,462	16,021

Other Industrial (0.1%)
CBRE Services Inc.	5.250%	3/15/25		—
CBRE Services Inc.	4.875%	3/1/26	5,660	5,915
Cintas Corp. No. 2	3.700%	4/1/27	8,483	8,714
Fluor Corp.	4.250%	9/15/28	5,875	4,112
Hillenbrand Inc.	4.500%	9/15/26	2,530	2,652
Steelcase Inc.	5.125%	1/18/29	3,950	4,469

Technology (3.6%)
Adobe Inc.	2.150%	2/1/27	6,950	7,177
Adobe Inc.	2.300%	2/1/30	10,800	10,832
Alphabet Inc.	1.998%	8/15/26	12,071	12,743
Amphenol Corp.	2.800%	2/15/30	11,000	10,108
Analog Devices Inc.	3.900%	12/15/25	4,634	4,834
Analog Devices Inc.	3.500%	12/5/26	5,003	5,076
Apple Inc.	3.200%	5/13/25	18,562	20,155
Apple Inc.	3.250%	2/23/26	26,732	29,082
Apple Inc.	2.450%	8/4/26	23,152	24,288
Apple Inc.	2.050%	9/11/26	7,850	8,100
Apple Inc.	3.350%	2/9/27	9,070	9,908
Apple Inc.	3.200%	5/11/27	25,699	27,851
Apple Inc.	3.000%	6/20/27	1,445	1,558
Apple Inc.	2.900%	9/12/27	33,523	35,797
Apple Inc.	3.000%	11/13/27	1,851	1,996
Apple Inc.	2.200%	9/11/29	15,430	15,769
Applied Materials Inc.	3.900%	10/1/25	6,900	7,302
Applied Materials Inc.	3.300%	4/1/27	9,489	10,098
Arrow Electronics Inc.	4.000%	4/1/25	3,184	3,082
Arrow Electronics Inc.	3.875%	1/12/28	3,100	2,979
Autodesk Inc.	4.375%	6/15/25	2,025	2,199
Autodesk Inc.	3.500%	6/15/27	4,260	4,402
Autodesk Inc.	2.850%	1/15/30	4,775	4,721
Avnet Inc.	4.625%	4/15/26	4,500	4,493
Baidu Inc.	4.125%	6/30/25	4,000	4,262
Baidu Inc.	3.625%	7/6/27	3,975	4,133
Baidu Inc.	4.375%	3/29/28	3,790	4,085
Baidu Inc.	4.875%	11/14/28	3,750	4,210
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	39,617	37,668
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	10,300	9,526
4 Broadcom Inc.	4.250%	4/15/26	19,200	19,301
4 Broadcom Inc.	4.750%	4/15/29	23,200	23,553
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,120	4,136
Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,450	3,877
CA Inc.	4.700%	3/15/27	3,225	3,397
Cisco Systems Inc.	2.950%	2/28/26	8,137	8,567
Cisco Systems Inc.	2.500%	9/20/26	12,403	13,122
Citrix Systems Inc.	4.500%	12/1/27	5,500	5,582
Citrix Systems Inc.	3.300%	3/1/30	2,000	1,856
4 Dell International LLC / EMC Corp.	6.020%	6/15/26	42,480	44,130
4 Dell International LLC / EMC Corp.	4.900%	10/1/26	11,525	11,478
4 Dell International LLC / EMC Corp.	5.300%	10/1/29	7,850	7,629
DXC Technology Co.	4.750%	4/15/27	2,850	2,873
Equinix Inc.	5.875%	1/15/26	10,000	10,000
Equinix Inc.	2.900%	11/18/26	5,200	4,813
Equinix Inc.	5.375%	5/15/27	11,500	11,471
Equinix Inc.	3.200%	11/18/29	11,300	10,462
Fidelity National Information Services Inc.	3.000%	8/15/26	17,006	17,364
Fidelity National Information Services Inc.	3.750%	5/21/29	8,650	9,391
Fiserv Inc.	3.850%	6/1/25	10,084	10,722
Fiserv Inc.	3.200%	7/1/26	16,075	16,572
Fiserv Inc.	4.200%	10/1/28	8,475	9,201
Fiserv Inc.	3.500%	7/1/29	22,336	23,200
Flex Ltd.	4.750%	6/15/25	4,500	4,524

Flex Ltd.	4.875%	6/15/29	6,186	5,908
Global Payments Inc.	4.800%	4/1/26	5,000	5,520
Global Payments Inc.	4.450%	6/1/28	3,850	4,060
Global Payments Inc.	3.200%	8/15/29	10,650	10,396
Hewlett Packard Enterprise Co.	4.900%	10/15/25	20,825	21,250
Intel Corp.	3.700%	7/29/25	12,954	13,979
Intel Corp.	2.600%	5/19/26	8,248	8,425
Intel Corp.	3.150%	5/11/27	1,800	1,924
Intel Corp.	2.450%	11/15/29	17,850	18,223
Intel Corp.	3.900%	3/25/30	1,925	2,202
International Business Machines Corp.	3.450%	2/19/26	15,806	16,891
International Business Machines Corp.	3.300%	5/15/26	38,533	41,322
International Business Machines Corp.	6.220%	8/1/27	2,800	3,445
International Business Machines Corp.	3.500%	5/15/29	25,850	28,079
Jabil Inc.	3.950%	1/12/28	4,000	3,850
Jabil Inc.	3.600%	1/15/30	4,800	4,240
Juniper Networks Inc.	4.350%	6/15/25	2,450	2,375
Juniper Networks Inc.	3.750%	8/15/29	7,000	6,852
Keysight Technologies Inc.	4.600%	4/6/27	7,225	7,782
Keysight Technologies Inc.	3.000%	10/30/29	4,000	3,782
KLA Corp.	4.100%	3/15/29	5,750	6,054
Lam Research Corp.	3.750%	3/15/26	6,664	7,070
Lam Research Corp.	4.000%	3/15/29	7,525	8,340
Marvell Technology Group Ltd.	4.875%	6/22/28	4,000	4,130
Maxim Integrated Products Inc.	3.450%	6/15/27	4,000	4,007
Micron Technology Inc.	4.975%	2/6/26	4,100	4,182
Micron Technology Inc.	4.185%	2/15/27	4,700	4,753
Micron Technology Inc.	5.327%	2/6/29	5,800	6,322
Micron Technology Inc.	4.663%	2/15/30	4,000	4,200
Microsoft Corp.	3.125%	11/3/25	27,561	30,148
Microsoft Corp.	2.400%	8/8/26	30,388	32,286
Microsoft Corp.	3.300%	2/6/27	33,564	37,218
Motorola Solutions Inc.	4.600%	2/23/28	9,300	9,503
Motorola Solutions Inc.	4.600%	5/23/29	1,325	1,391
NVIDIA Corp.	3.200%	9/16/26	8,350	9,041
4 NXP BV / NXP Funding LLC	5.350%	3/1/26	4,905	5,169
4 NXP BV / NXP Funding LLC	5.550%	12/1/28	4,600	4,876
4 NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	6,530	6,318
4 NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	7,175	7,390
Oracle Corp.	2.950%	5/15/25	19,213	19,879
Oracle Corp.	2.650%	7/15/26	32,514	33,345
Oracle Corp.	2.800%	4/1/27	21,000	21,439
Oracle Corp.	3.250%	11/15/27	13,721	14,149
PayPal Holdings Inc.	2.650%	10/1/26	10,500	10,302
PayPal Holdings Inc.	2.850%	10/1/29	12,800	12,722
QUALCOMM Inc.	3.450%	5/20/25	17,814	19,072
QUALCOMM Inc.	3.250%	5/20/27	15,153	15,973
salesforce.com Inc.	3.700%	4/11/28	12,750	14,070
Seagate HDD Cayman	4.875%	6/1/27	5,910	5,814
Tech Data Corp.	4.950%	2/15/27	629	631
Texas Instruments Inc.	2.900%	11/3/27	3,250	3,384
Texas Instruments Inc.	2.250%	9/4/29	7,580	7,576
Trimble Inc.	4.900%	6/15/28	2,725	2,935
Tyco Electronics Group SA	3.700%	2/15/26	3,397	3,363
Tyco Electronics Group SA	3.125%	8/15/27	5,750	5,931
Verisk Analytics Inc.	4.000%	6/15/25	8,000	8,532
Verisk Analytics Inc.	4.125%	3/15/29	6,825	7,205

VMware Inc.	3.900%	8/21/27	12,026	11,905

Transportation (0.9%)
3 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,209	2,035
3 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	2,260	2,012
3 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	6,677	5,765
3 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,883	1,714
3 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	1,208	1,044
3 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	1,704	1,466
3 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	4,273	3,887
3 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	3,773	3,295
3 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	810	739
3 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,743	1,499
3 BNSF Funding Trust I	6.613%	12/15/55	100	97
Burlington Northern Santa Fe LLC	3.000%	4/1/25	1,387	1,432
Burlington Northern Santa Fe LLC	3.650%	9/1/25	6,125	6,445
Burlington Northern Santa Fe LLC	7.000%	12/15/25	3,970	4,835
Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,426	5,880
Canadian National Railway Co.	2.950%	11/21/24	2	2
Canadian National Railway Co.	2.750%	3/1/26	2,595	2,799
Canadian National Railway Co.	6.900%	7/15/28	3,250	4,018
Canadian Pacific Railway Co.	4.000%	6/1/28	5,070	5,136
Canadian Pacific Railway Co.	2.050%	3/5/30	1,000	928
CH Robinson Worldwide Inc.	4.200%	4/15/28	5,000	5,532
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	4,334	4,324
CSX Corp.	3.350%	11/1/25	8,350	8,919
CSX Corp.	2.600%	11/1/26	5,000	5,027
CSX Corp.	3.250%	6/1/27	8,130	8,324
CSX Corp.	3.800%	3/1/28	7,181	7,629
CSX Corp.	4.250%	3/15/29	9,975	10,921
CSX Corp.	2.400%	2/15/30	1,065	1,024
3 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	926	910
3 Delta Air Lines 2020-1 Class AA Pass
Through Trust	2.000%	6/10/28	7,000	6,361
Delta Air Lines Inc.	4.375%	4/19/28	3,600	2,889
Delta Air Lines Inc.	3.750%	10/28/29	2,800	2,240
FedEx Corp.	3.250%	4/1/26	7,200	7,289
FedEx Corp.	3.300%	3/15/27	5,050	5,019
FedEx Corp.	3.400%	2/15/28	7,223	7,149
FedEx Corp.	4.200%	10/17/28	2,000	2,096
FedEx Corp.	3.100%	8/5/29	6,150	6,071
JB Hunt Transport Services Inc.	3.875%	3/1/26	5,550	5,758
Kansas City Southern	2.875%	11/15/29	6,950	6,736
Kirby Corp.	4.200%	3/1/28	5,070	5,115
3 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	1,370	1,096

Norfolk Southern Corp.	5.590%	5/17/25	2,839	3,231
Norfolk Southern Corp.	3.650%	8/1/25	2,450	2,444
Norfolk Southern Corp.	2.900%	6/15/26	3,975	4,003
Norfolk Southern Corp.	3.150%	6/1/27	4,085	4,163
Norfolk Southern Corp.	3.800%	8/1/28	5,350	5,742
Norfolk Southern Corp.	2.550%	11/1/29	4,405	4,243
Ryder System Inc.	2.900%	12/1/26	3,325	3,258
Southwest Airlines Co.	3.000%	11/15/26	5,570	4,846
Southwest Airlines Co.	3.450%	11/16/27	2,800	2,539
Southwest Airlines Co.	2.625%	2/10/30	5,500	4,617
3 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	1,312	1,155
Union Pacific Corp.	3.750%	7/15/25	7,050	7,542
Union Pacific Corp.	3.250%	8/15/25	6,680	7,105
Union Pacific Corp.	2.750%	3/1/26	5,014	4,986
Union Pacific Corp.	2.150%	2/5/27	3,000	2,920
Union Pacific Corp.	3.000%	4/15/27	1,881	1,870
Union Pacific Corp.	3.950%	9/10/28	4,782	5,147
Union Pacific Corp.	3.700%	3/1/29	6,875	7,347
Union Pacific Corp.	2.400%	2/5/30	6,425	6,207
3 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	3,886	4,058
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	3,830	3,815
3 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	5,415	5,328
3 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	1,662	1,611
3 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	2,604	2,311
3 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	2,691	2,456
3 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	738	653
3 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	5,902	5,286
United Parcel Service Inc.	2.800%	11/15/24	1	1
United Parcel Service Inc.	2.400%	11/15/26	3,125	3,187
United Parcel Service Inc.	3.050%	11/15/27	7,295	7,441
United Parcel Service Inc.	3.400%	3/15/29	6,200	6,523
United Parcel Service Inc.	2.500%	9/1/29	4,050	3,781
3 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	333	334
3 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	738	817
3 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	2,740	2,515
				7,482,906
Utilities (2.1%)
Electric (1.9%)
AEP Texas Inc.	3.950%	6/1/28	3,550	3,817
AEP Transmission Co. LLC	3.100%	12/1/26	4,370	4,572
Ameren Corp.	3.650%	2/15/26	2,892	2,892
Ameren Corp.	3.500%	1/15/31	1,000	996
Ameren Illinois Co.	3.250%	3/1/25	2,700	2,697
Ameren Illinois Co.	3.800%	5/15/28	3,900	4,195
American Electric Power Co. Inc.	3.200%	11/13/27	2,800	2,779

American Electric Power Co. Inc.	4.300%	12/1/28	5,800	6,178
Appalachian Power Co.	3.400%	6/1/25	2,750	2,881
Arizona Public Service Co.	3.150%	5/15/25	2,335	2,399
Arizona Public Service Co.	2.950%	9/15/27	2,725	2,737
Arizona Public Service Co.	2.600%	8/15/29	2,000	1,922
Avangrid Inc.	3.800%	6/1/29	6,150	6,302
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,500	3,337
Berkshire Hathaway Energy Co.	3.250%	4/15/28	7,732	7,962
Black Hills Corp.	3.950%	1/15/26	3,400	3,408
Black Hills Corp.	3.150%	1/15/27	3,700	3,608
Black Hills Corp.	3.050%	10/15/29	1,420	1,348
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,700	1,692
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,350	2,370
CenterPoint Energy Inc.	4.250%	11/1/28	3,920	4,106
Cleco Corporate Holdings LLC	3.743%	5/1/26	4,980	4,778
4 Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	967
CMS Energy Corp.	3.000%	5/15/26	3,000	2,992
CMS Energy Corp.	3.450%	8/15/27	3,825	3,824
Commonwealth Edison Co.	2.550%	6/15/26	4,650	4,598
Commonwealth Edison Co.	2.950%	8/15/27	3,510	3,554
Commonwealth Edison Co.	3.700%	8/15/28	5,665	6,069
Commonwealth Edison Co.	2.200%	3/1/30	1,500	1,436
Connecticut Light & Power Co.	3.200%	3/15/27	5,100	5,294
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,425	5,484
Dominion Energy Inc.	3.900%	10/1/25	5,205	5,283
Dominion Energy Inc.	2.850%	8/15/26	1,850	1,950
Dominion Energy Inc.	4.250%	6/1/28	100	104
Dominion Energy Inc.	3.375%	4/1/30	1,000	990
DTE Electric Co.	3.375%	3/1/25	1,825	1,902
DTE Electric Co.	2.250%	3/1/30	3,400	3,287
5 DTE Electric Co.	2.625%	3/1/31	4,000	3,993
DTE Energy Co.	2.850%	10/1/26	5,780	5,753
DTE Energy Co.	3.800%	3/15/27	3,325	3,361
DTE Energy Co.	3.400%	6/15/29	2,000	2,087
Duke Energy Carolinas LLC	2.950%	12/1/26	3,550	3,653
Duke Energy Carolinas LLC	3.950%	11/15/28	8,125	9,012
Duke Energy Carolinas LLC	2.450%	8/15/29	6,500	6,412
Duke Energy Carolinas LLC	2.450%	2/1/30	7,900	7,878
Duke Energy Corp.	2.650%	9/1/26	7,104	7,053
Duke Energy Corp.	3.150%	8/15/27	6,200	6,188
Duke Energy Corp.	3.400%	6/15/29	6,455	6,515
Duke Energy Florida LLC	3.200%	1/15/27	4,150	4,306
Duke Energy Florida LLC	3.800%	7/15/28	2,830	3,039
Duke Energy Florida LLC	2.500%	12/1/29	1,733	1,717
Duke Energy Ohio Inc.	3.650%	2/1/29	4,950	5,314
Duke Energy Progress LLC	3.250%	8/15/25	5,473	5,773
Duke Energy Progress LLC	3.700%	9/1/28	5,300	5,618
Duke Energy Progress LLC	3.450%	3/15/29	10,350	11,117
Edison International	4.950%	4/15/25	1,000	998
Edison International	5.750%	6/15/27	1,100	1,144
Edison International	4.125%	3/15/28	4,100	3,924
Emera US Finance LP	3.550%	6/15/26	7,690	7,380
Enel Americas SA	4.000%	10/25/26	3,000	2,788
Enel Chile SA	4.875%	6/12/28	8,100	7,889
Entergy Arkansas Inc.	3.500%	4/1/26	3,922	4,087
Entergy Corp.	2.950%	9/1/26	5,812	5,770
Entergy Louisiana LLC	2.400%	10/1/26	2,705	2,660

Entergy Louisiana LLC	3.120%	9/1/27	7,725	7,899
Entergy Louisiana LLC	3.250%	4/1/28	4,700	4,895
Entergy Mississippi LLC	2.850%	6/1/28	2,185	2,206
Entergy Texas Inc.	4.000%	3/30/29	2,500	2,727
Evergy Inc.	2.900%	9/15/29	3,643	3,473
Eversource Energy	3.300%	1/15/28	5,000	4,962
Eversource Energy	4.250%	4/1/29	5,000	5,228
Exelon Corp.	3.950%	6/15/25	7,033	7,212
Exelon Corp.	3.400%	4/15/26	8,111	8,004
Exelon Corp.	4.050%	4/15/30	2,375	2,426
FirstEnergy Corp.	3.900%	7/15/27	10,149	10,318
FirstEnergy Corp.	2.650%	3/1/30	1,500	1,425
Florida Power & Light Co.	3.125%	12/1/25	4,970	5,144
Fortis Inc.	3.055%	10/4/26	8,851	8,468
Georgia Power Co.	3.250%	4/1/26	2,836	2,877
Georgia Power Co.	3.250%	3/30/27	3,039	3,100
Georgia Power Co.	2.650%	9/15/29	12,460	13,578
Gulf Power Co.	3.300%	5/30/27	3,075	3,160
Indiana Michigan Power Co.	3.850%	5/15/28	7,700	8,167
Interstate Power & Light Co.	4.100%	9/26/28	5,450	5,878
ITC Holdings Corp.	3.250%	6/30/26	2,210	2,235
ITC Holdings Corp.	3.350%	11/15/27	5,650	5,733
Louisville Gas & Electric Co.	3.300%	10/1/25	2,800	2,942
MidAmerican Energy Co.	3.650%	4/15/29	3,188	3,429
Mississippi Power Co.	3.950%	3/30/28	3,000	3,074
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	3,365	3,437
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	5,010	5,022
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	4,804	4,978
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	2,600	2,774
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	5,985	6,308
National Rural Utilities Cooperative Finance
Corp.	2.400%	3/15/30	4,175	3,949
3 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	3,575	3,431
Nevada Power Co.	3.700%	5/1/29	6,890	7,277
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	3,624	3,715
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	4,646	4,743
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	4,425	4,568
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	4,400	4,256
3 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,200	4,342
3 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,000	2,775
NSTAR Electric Co.	3.200%	5/15/27	3,491	3,517
NSTAR Electric Co.	3.250%	5/15/29	2,200	2,272
Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,475	3,680
Oklahoma Gas & Electric Co.	3.250%	4/1/30	1,000	1,002
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,085	3,144
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	5,660	6,062
PacifiCorp	3.500%	6/15/29	4,375	4,587
PPL Capital Funding Inc.	3.100%	5/15/26	7,218	7,041
Public Service Co. of Colorado	3.700%	6/15/28	2,125	2,259
Public Service Electric & Gas Co.	3.000%	5/15/25	3,967	4,057
Public Service Electric & Gas Co.	2.250%	9/15/26	4,700	4,677

Public Service Electric & Gas Co.	3.000%	5/15/27	2,850	2,899
Public Service Electric & Gas Co.	3.700%	5/1/28	3,060	3,293
Public Service Electric & Gas Co.	3.200%	5/15/29	2,500	2,499
Public Service Electric & Gas Co.	2.450%	1/15/30	2,869	2,863
Puget Energy Inc.	3.650%	5/15/25	6,665	6,424
San Diego Gas & Electric Co.	2.500%	5/15/26	1,800	1,758
Sierra Pacific Power Co.	2.600%	5/1/26	6,480	6,489
Southern California Edison Co.	3.700%	8/1/25	4,800	4,937
Southern California Edison Co.	3.650%	3/1/28	5,250	5,946
Southern California Edison Co.	4.200%	3/1/29	4,550	4,829
Southern California Edison Co.	6.650%	4/1/29	4,925	5,681
Southern California Edison Co.	2.850%	8/1/29	3,665	3,524
Southern California Edison Co.	2.250%	6/1/30	2,500	2,105
Southern Co.	3.250%	7/1/26	6,670	6,717
Southern Power Co.	4.150%	12/1/25	2,405	2,482
Southwestern Electric Power Co.	2.750%	10/1/26	2,850	2,823
Southwestern Electric Power Co.	4.100%	9/15/28	4,620	4,971
Union Electric Co.	2.950%	6/15/27	3,500	3,570
Union Electric Co.	3.500%	3/15/29	3,450	3,680
Virginia Electric & Power Co.	3.100%	5/15/25	3,550	3,742
Virginia Electric & Power Co.	3.150%	1/15/26	7,605	7,876
Virginia Electric & Power Co.	2.950%	11/15/26	6,492	6,908
Virginia Electric & Power Co.	3.500%	3/15/27	5,762	6,034
Virginia Electric & Power Co.	3.800%	4/1/28	7,700	8,325
Virginia Electric & Power Co.	2.875%	7/15/29	6,885	6,836
WEC Energy Group Inc.	3.550%	6/15/25	4,182	4,172
Westar Energy Inc.	2.550%	7/1/26	3,835	3,926
Westar Energy Inc.	3.100%	4/1/27	4,187	3,985
Wisconsin Power & Light Co.	3.050%	10/15/27	2,950	2,997
Xcel Energy Inc.	3.300%	6/1/25	2,800	2,864
Xcel Energy Inc.	3.350%	12/1/26	4,775	4,808
Xcel Energy Inc.	4.000%	6/15/28	5,250	5,531
Xcel Energy Inc.	2.600%	12/1/29	4,355	4,149
Xcel Energy Inc.	3.400%	6/1/30	1,000	1,020

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	4,725	4,820
Atmos Energy Corp.	2.625%	9/15/29	3,000	2,973
CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,635	1,758
NiSource Finance Corp.	3.490%	5/15/27	7,175	7,261
NiSource Inc.	2.950%	9/1/29	2,700	2,626
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	2,475	2,552
Sempra Energy	3.750%	11/15/25	7,036	7,055
Sempra Energy	3.250%	6/15/27	6,791	6,600
Sempra Energy	3.400%	2/1/28	9,765	9,950
Southern California Gas Co.	2.600%	6/15/26	8,000	7,901
Southern California Gas Co.	2.550%	2/1/30	5,000	4,896
Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,958	1,957
Southwest Gas Corp.	3.700%	4/1/28	2,570	2,687

Other Utility (0.0%)
American Water Capital Corp.	2.950%	9/1/27	5,750	5,707
American Water Capital Corp.	3.750%	9/1/28	4,460	4,663
American Water Capital Corp.	3.450%	6/1/29	4,255	4,329

Essential Utilities Inc.	3.566%	5/1/29	1,300	1,323
				722,293
Total Corporate Bonds (Cost $13,067,718)				13,012,651
Sovereign Bonds (4.2%)
Asian Development Bank	2.000%	4/24/26	16,925	18,100
Asian Development Bank	1.750%	8/14/26	9,800	10,350
Asian Development Bank	2.625%	1/12/27	12,750	14,244
Asian Development Bank	2.375%	8/10/27	2,800	3,105
Asian Development Bank	2.500%	11/2/27	18,645	20,910
Asian Development Bank	2.750%	1/19/28	8,042	9,171
Asian Development Bank	5.820%	6/16/28	4,080	5,640
Asian Development Bank	3.125%	9/26/28	8,500	9,972
Asian Development Bank	1.750%	9/19/29	14,250	15,197
Asian Development Bank	1.875%	1/24/30	12,950	13,953
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	7,900	8,154
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	12,775	13,387
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	12,225	13,613
Ecopetrol SA	5.375%	6/26/26	11,741	11,066
Equinor ASA	3.250%	11/10/24	6	6
Equinor ASA	7.250%	9/23/27	7,055	8,821
Equinor ASA	3.625%	9/10/28	4,600	4,907
European Investment Bank	2.125%	4/13/26	13,575	14,671
European Investment Bank	2.375%	5/24/27	15,615	17,293
European Investment Bank	1.625%	10/9/29	6,600	6,966
Export-Import Bank of Korea	2.875%	1/21/25	5	5
Export-Import Bank of Korea	3.250%	11/10/25	9,775	10,417
Export-Import Bank of Korea	2.625%	5/26/26	12,000	12,423
Export-Import Bank of Korea	3.250%	8/12/26	6,350	6,799
Hydro-Quebec	8.500%	12/1/29	1,400	2,250
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	5,900	6,549
Inter-American Development Bank	1.750%	3/14/25	1,196	1,256
Inter-American Development Bank	7.000%	6/15/25	4,465	5,800
Inter-American Development Bank	2.000%	6/2/26	7,815	8,411
Inter-American Development Bank	2.000%	7/23/26	10,975	11,795
Inter-American Development Bank	2.375%	7/7/27	25,153	27,844
Inter-American Development Bank	3.125%	9/18/28	19,375	22,670
Inter-American Development Bank	2.250%	6/18/29	20,100	22,171
International Bank for Reconstruction &
Development	2.500%	7/29/25	25,535	27,914
International Bank for Reconstruction &
Development	3.125%	11/20/25	5,250	5,929
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,430
International Bank for Reconstruction &
Development	1.875%	10/27/26	15,550	16,513
International Bank for Reconstruction &
Development	2.500%	11/22/27	16,295	18,212
International Bank for Reconstruction &
Development	1.750%	10/23/29	26,500	28,177
International Finance Corp.	2.125%	4/7/26	9,505	10,255
6 Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,774
6 Japan Bank for International Cooperation	2.750%	1/21/26	13,000	14,216
6 Japan Bank for International Cooperation	2.375%	4/20/26	6,250	6,722
6 Japan Bank for International Cooperation	1.875%	7/21/26	2,250	2,339
6 Japan Bank for International Cooperation	2.250%	11/4/26	17,675	18,878
6 Japan Bank for International Cooperation	2.875%	6/1/27	19,360	21,589

6 Japan Bank for International Cooperation	2.875%	7/21/27	9,450	10,558
6 Japan Bank for International Cooperation	2.750%	11/16/27	17,740	19,767
6 Japan Bank for International Cooperation	3.250%	7/20/28	10,650	12,259
6 Japan Bank for International Cooperation	3.500%	10/31/28	11,325	13,329
6 Japan Bank for International Cooperation	2.000%	10/17/29	5,300	5,611
6 Japan International Cooperation Agency	2.750%	4/27/27	7,460	8,267
6 Japan International Cooperation Agency	3.375%	6/12/28	4,700	5,471
7 KFW	2.000%	5/2/25	17,675	18,835
7 KFW	2.875%	4/3/28	18,065	20,796
7 KFW	1.750%	9/14/29	21,350	21,651
Korea Development Bank	3.000%	1/13/26	10,000	10,752
Korea Development Bank	2.000%	9/12/26	8,750	8,768
7 Landwirtschaftliche Rentenbank	2.375%	6/10/25	12,800	13,854
7 Landwirtschaftliche Rentenbank	1.750%	7/27/26	12,925	13,769
7 Landwirtschaftliche Rentenbank	2.500%	11/15/27	10,640	11,894
3 Oriental Republic of Uruguay	4.375%	10/27/27	7,490	7,949
Petroleos Mexicanos	4.500%	1/23/26	8,150	5,924
Petroleos Mexicanos	6.875%	8/4/26	24,550	18,707
4 Petroleos Mexicanos	6.490%	1/23/27	14,396	10,605
Petroleos Mexicanos	6.500%	3/13/27	45,786	33,882
Petroleos Mexicanos	5.350%	2/12/28	22,283	15,482
Petroleos Mexicanos	6.500%	1/23/29	15,700	11,307
4 Petroleos Mexicanos	6.840%	1/23/30	36,711	26,528
Province of Alberta	3.300%	3/15/28	7,930	8,950
Province of British Columbia	6.500%	1/15/26	1,935	2,511
Province of British Columbia	2.250%	6/2/26	6,415	6,841
Province of Manitoba	2.125%	6/22/26	5,000	5,332
Province of New Brunswick	3.625%	2/24/28	4,200	4,899
Province of Ontario	2.500%	4/27/26	11,075	11,894
Province of Ontario	2.300%	6/15/26	22,700	23,754
Province of Ontario	2.000%	10/2/29	14,020	15,074
Province of Quebec	2.875%	10/16/24	11,445	12,399
Province of Quebec	2.500%	4/20/26	12,450	13,278
Province of Quebec	2.750%	4/12/27	16,500	18,181
Province of Quebec	7.500%	9/15/29	6,535	10,029
Republic of Chile	3.125%	3/27/25	3,050	3,116
Republic of Chile	3.125%	1/21/26	9,738	10,034
3 Republic of Chile	3.240%	2/6/28	18,255	18,833
3 Republic of Colombia	4.500%	1/28/26	15,261	15,326
3 Republic of Colombia	3.875%	4/25/27	19,268	18,824
3 Republic of Colombia	4.500%	3/15/29	17,300	17,498
3 Republic of Colombia	3.000%	1/30/30	8,700	7,119
Republic of Indonesia	3.500%	1/11/28	14,700	14,406
Republic of Indonesia	4.100%	4/24/28	10,300	10,467
Republic of Indonesia	4.750%	2/11/29	8,353	9,021
Republic of Indonesia	3.400%	9/18/29	3,750	3,684
Republic of Indonesia	2.850%	2/14/30	11,250	10,870
Republic of Italy	2.875%	10/17/29	18,675	17,952
Republic of Korea	5.625%	11/3/25	1,875	2,284
Republic of Korea	2.750%	1/19/27	18,750	19,993
Republic of Korea	3.500%	9/20/28	4,000	4,595
Republic of Korea	2.500%	6/19/29	2,140	2,323
3 Republic of Panama	3.750%	3/16/25	177	182
Republic of Panama	7.125%	1/29/26	8,379	9,992
Republic of Panama	8.875%	9/30/27	8,122	10,883
3 Republic of Panama	3.875%	3/17/28	7,700	8,162
Republic of Panama	9.375%	4/1/29	5,835	8,198

3 Republic of Panama	3.160%	1/23/30	13,800	13,731
Republic of Peru	7.350%	7/21/25	12,190	15,302
Republic of Peru	4.125%	8/25/27	5,110	5,653
Republic of Poland	3.250%	4/6/26	6,439	6,896
Republic of the Philippines	5.500%	3/30/26	9,288	10,658
Republic of the Philippines	3.000%	2/1/28	17,110	17,638
Republic of the Philippines	3.750%	1/14/29	11,750	12,851
Republic of the Philippines	9.500%	2/2/30	16,942	25,688
State of Israel	2.875%	3/16/26	7,550	7,870
State of Israel	3.250%	1/17/28	7,415	7,881
State of Israel	2.500%	1/15/30	8,475	8,517
United Mexican States	4.125%	1/21/26	21,360	21,424
United Mexican States	4.150%	3/28/27	18,491	18,735
United Mexican States	3.750%	1/11/28	22,330	21,923
United Mexican States	4.500%	4/22/29	20,300	20,607
Total Sovereign Bonds (Cost $1,426,242)				1,434,107
Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	1,800	1,859
California GO	6.650%	3/1/22	3,500	3,755
California GO	3.375%	4/1/25	4,575	4,933
California GO	3.500%	4/1/28	3,600	3,993
California GO	2.500%	10/1/29	6,250	6,452
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.814%	7/1/24	190	196
Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	3,388
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University Medical Center)	4.053%	7/1/26	1,095	1,229
8 New Jersey Economic Development
Authority Revenue (State Pension
Funding)	7.425%	2/15/29	16,750	19,983
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	1,925	2,268
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	1,660	1,707
Oregon GO	5.892%	6/1/27	13,900	16,320
9 Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,704
8 Oregon School Boards Association GO	5.550%	6/30/28	875	1,002
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	1,260	1,668
Regents of the University of California
Revenue	3.063%	7/1/25	9,500	10,183
Utah GO	3.539%	7/1/25	1,545	1,622
Wisconsin General Fund Annual
Appropriation Revenue	3.154%	5/1/27	3,300	3,271
9 Wisconsin GO	5.700%	5/1/26	2,990	3,392
Total Taxable Municipal Bonds (Cost $87,528)				88,925

		Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
10 Vanguard Market Liquidity Fund (Cost $138,642)	0.943%	1,387,106	138,544
Total Investments (99.4%) (Cost $32,058,269)			33,747,489
Other Assets and Liabilities-Net (0.6%)			215,123
Net Assets (100%)			33,962,612

Cost rounded to $000.
1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $509,446,000, representing 1.5% of net assets.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2020.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2020, based on the inputs used to value them:

Level 1	Level 2	Level 3	Total
($000)	($000)	($000)	($000)

Intermediate-Term Bond Index Fund

Investments
Assets
U.S. Government and Agency Obligations	—	19,073,262	—	19,073,262
Corporate Bonds	—	13,012,651	—	13,012,651
Sovereign Bonds	—	1,434,107	—	1,434,107
Taxable Municipal Bonds	—	88,925	—	88,925
Temporary Cash Investments	138,544	—	—	138,544
Total	138,544	33,608,945	—	33,747,489